Grandeur Peak Emerging Markets Opportunities Fund
PORTFOLIO OF INVESTMENTS
January 31, 2023 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (100.32%)
Argentina (2.71%)
Globant SA(a)	71,011	$11,516,564

Bangladesh (0.81%)
Square Pharmaceuticals, Ltd.	1,759,296	3,457,614

Brazil (8.72%)
CI&T, Inc., Class A(a)	310,514	2,310,224
Grupo Mateus SA(a)	3,915,200	5,306,340
Hypera SA	474,600	4,365,202
Locaweb Servicos de Internet SA(a)(b)(c)	2,042,300	2,582,898
MercadoLibre, Inc.(a)	3,813	4,505,784
Pagseguro Digital, Ltd., Class A(a)	169,251	1,707,743
Patria Investments, Ltd., Class A	435,628	6,721,740
Pet Center Comercio e Participacoes SA	3,776,403	5,386,041
Raia Drogasil SA	845,700	4,156,613
		37,042,585

China (15.99%)
Alibaba Group Holding, Ltd.(a)	73,100	1,005,028
ANTA Sports Products, Ltd.	291,600	4,423,169
CSPC Pharmaceutical Group, Ltd.	2,830,720	3,227,595
Guangzhou Kingmed Diagnostics Group Co., Ltd.	193,847	2,421,121
Hangzhou Robam Appliances Co., Ltd., Class A	991,900	4,420,684
Hangzhou Tigermed Consulting Co., Ltd., Class A	187,034	3,233,279
JD.com, Inc., Class A	116,300	3,453,340
Li Ning Co., Ltd.	279,400	2,762,055
Man Wah Holdings, Ltd.	5,226,100	6,042,111
ManpowerGroup Greater China, Ltd.(c)	1,794,350	1,587,788
O2Micro International, Ltd., ADR(a)	746,299	3,500,142
Shanghai Hanbell Precise Machinery Co., Ltd.	381,500	1,525,026
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	93,900	4,642,436
Silergy Corp.	403,288	8,206,692
Suofeiya Home Collection Co., Ltd., Class A	1,012,759	3,150,521
TK Group Holdings, Ltd.	10,499,117	2,164,691
WuXi AppTec Co., Ltd., Class H(b)(c)	636,800	8,274,602

	Shares	Value (Note 2)
China (continued)
Wuxi Biologics Cayman, Inc.(a)(b)(c)	462,000	$3,857,889
		67,898,169

Colombia (1.08%)
Parex Resources, Inc.	269,031	4,579,724

Greece (1.16%)
JUMBO SA	153,629	2,758,812
Sarantis SA	260,145	2,177,679
		4,936,491

Hong Kong (3.34%)
Plover Bay Technologies, Ltd.(c)	9,628,000	2,969,955
Techtronic Industries Co., Ltd.	870,200	11,218,429
		14,188,384

India (19.18%)
Ajanta Pharma, Ltd.	273,545	4,047,314
AU Small Finance Bank, Ltd.(b)	270,705	2,058,036
Avenue Supermarts, Ltd.(a)(b)(c)	46,616	2,002,233
Bajaj Finance, Ltd.	28,407	2,053,498
Bata India, Ltd.	153,945	2,884,069
Cera Sanitaryware, Ltd.	62,730	4,043,758
City Union Bank, Ltd.	2,561,742	4,979,737
Computer Age Management Services, Ltd.	73,267	2,048,481
EPL, Ltd.	837,456	1,599,905
Gulf Oil Lubricants India, Ltd.	268,958	1,426,327
HCL Technologies, Ltd.	465,200	6,414,924
Home First Finance Co. India, Ltd.(a)(b)(c)	226,876	2,054,703
IndiaMart InterMesh, Ltd.(b)(c)	92,972	5,174,552
Jyothy Labs, Ltd.	453,427	1,136,452
Kotak Mahindra Bank, Ltd.	221,253	4,697,486
LTIMindtree, Ltd.(b)	53,731	2,887,808
Metropolis Healthcare, Ltd.(b)(c)	355,418	5,859,291
Motherson Sumi Wiring India, Ltd.	4,586,934	2,896,923
Nippon Life India Asset Management, Ltd.(b)(c)	218,291	665,293
Page Industries, Ltd.	4,105	2,011,921
Polycab India, Ltd.	63,250	2,265,241
SJS Enterprises, Ltd.(a)	361,465	2,007,291
Tarsons Products, Ltd.(a)	392,773	3,337,442
WNS Holdings, Ltd., ADR(a)	152,379	12,911,073
		81,463,758

Indonesia (5.84%)
Arwana Citramulia Tbk PT	41,025,200	2,750,522
Avia Avian Tbk PT	91,928,500	3,987,294
Bank Central Asia Tbk PT	7,251,700	4,115,406
Bank Tabungan Pensiunan Nasional Syariah	18,480,900	3,160,432
Metrodata Electronics Tbk PT	94,567,800	3,535,219
Selamat Sempurna Tbk PT	40,185,800	4,235,728

	Shares	Value (Note 2)
Indonesia (continued)
Ultrajaya Milk Industry & Trading Co. Tbk PT	30,552,300	$2,996,123
		24,780,724

Malaysia (0.23%)
Scicom MSC Bhd	3,545,500	975,039

Mexico (4.94%)
Bolsa Mexicana de Valores SAB de CV	1,483,200	3,220,735
GMexico Transportes SAB de CV(b)(c)	2,198,500	4,747,139
Grupo Aeroportuario del Centro Norte SAB de CV	676,200	6,177,927
Regional SAB de CV	788,500	6,822,877
		20,968,678

Philippines (3.43%)
Concepcion Industrial Corp.	1,861,792	571,207
Philippine Seven Corp.(a)	132,720	182,096
Puregold Price Club, Inc.	6,255,100	3,842,307
Robinsons Land Corp.	8,263,000	2,319,454
Wilcon Depot, Inc.	13,078,300	7,660,891
		14,575,955

Poland (3.68%)
Dino Polska SA(a)(b)(c)	127,585	11,558,526
LiveChat Software SA	139,764	4,070,764
		15,629,290

Singapore (1.27%)
iFAST Corp., Ltd.	723,300	2,875,976
Riverstone Holdings, Ltd.	5,069,200	2,495,610
		5,371,586

South Africa (1.43%)
Clicks Group, Ltd.	216,900	3,308,099
Italtile, Ltd.	3,636,472	2,779,602
		6,087,701

South Korea (2.77%)
Eo Technics Co Ltd	28,823	1,765,383
Hyundai Ezwel Co., Ltd.	327,272	1,995,791
LEENO Industrial, Inc.	18,647	2,603,144
LG H&H Co., Ltd.	1,676	1,016,089
Suprema, Inc.(a)	97,329	1,931,419
Tokai Carbon Korea Co., Ltd.	29,034	2,472,804
		11,784,630

Taiwan (10.86%)
91APP, Inc.	511,000	1,885,900
Acer E-Enabling Service Business, Inc.	165,000	788,589
ASPEED Technology, Inc.	16,000	1,133,095
Bioteque Corp.	399,000	1,493,434
Brighten Optix Corp.	222,000	1,409,384
eMemory Technology, Inc.	55,700	3,053,943

	Shares	Value (Note 2)
Taiwan (continued)
FineTek Co., Ltd.	759,206	$2,134,543
GEM Services, Inc./Tw	881,000	2,068,250
M3 Technology, Inc.	886,000	3,139,615
Poya International Co., Ltd.	183,518	3,187,491
Realtek Semiconductor Corp.	285,000	3,060,583
Sinbon Electronics Co., Ltd.	729,000	7,004,029
Sporton International, Inc.	973,148	7,144,531
Voltronic Power Technology Corp.	77,108	3,901,995
Wistron Information Technology & Services Corp.	1,552,400	4,695,712
		46,101,094

Thailand (2.18%)
Humanica PCL	8,383,900	3,263,211
Netbay PCL	2,801,100	2,428,811
TQM Alpha PCL	2,793,500	3,583,943
		9,275,965

United States (6.00%)
Bizlink Holding, Inc.	723,000	6,342,578
Frontage Holdings Corp.(a)(b)(c)	19,782,682	7,032,325
Genpact, Ltd.	255,756	12,092,144
		25,467,047

Vietnam (4.70%)
FPT Corp.	2,301,428	8,215,563
Lix Detergent JSC	437,310	765,090
Orient Commercial Joint Stock Bank(a)	4,481,550	3,602,452
Vietnam Technological & Commercial Joint Stock Bank(a)	3,440,269	4,334,107
Vincom Retail JSC(a)	2,386,220	3,033,556
		19,950,768

TOTAL COMMON STOCKS
(Cost $356,525,618)		426,051,766

TOTAL INVESTMENTS (100.32%)
(Cost $356,525,618)		$426,051,766

Liabilities In Excess Of Other Assets (-0.32%)		(1,343,190)

NET ASSETS (100.00%)		$424,708,576

(a)	Non-Income Producing Security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2023, these securities had a total aggregate market value of $58,755,295, representing 13.83% of net assets.
(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of January 31, 2023, the aggregate market value of these securities was $63,313,038, representing 14.91% of net assets.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Sector Composition (January 31, 2023) (Unaudited)
Technology	30.3%
Consumer	24.5%
Industrials	14.4%
Financials	14.3%
Health Care	14.1%
Energy & Materials	2.7%
Cash, Cash Equivalents, & Other Net Assets	-0.3%
Total	100%

Industry Composition (January 31, 2023) (Unaudited)
IT Services	16.1%
Banks	8.0%
Food & Staples Retailing	7.1%
Semiconductors & Semiconductor Equipment	6.5%
Life Sciences Tools & Services	6.2%
Specialty Retail	4.4%
Electronic Equipment, Instruments & Components	3.7%
Pharmaceuticals	3.5%
Machinery	3.5%
Electrical Equipment	3.4%
Software	3.3%
Capital Markets	3.2%
Household Durables	3.1%
Textiles, Apparel & Luxury Goods	2.9%
Health Care Equipment & Supplies	2.4%
Auto Components	2.2%
Professional Services	2.1%
Internet & Direct Marketing Retail	2.1%
Health Care Providers & Services	2.0%
Building Products	1.7%
Transportation Infrastructure	1.4%
Real Estate Management & Development	1.3%
Chemicals	1.2%
Trading Companies & Distributors	1.2%
Oil, Gas & Consumable Fuels	1.1%
Road & Rail	1.1%
Other Industries (each less than 1%)	5.6%
Cash and Other Assets, Less Liabilities	-0.3%
Total	100.0%

Grandeur Peak Global Contrarian Fund
PORTFOLIO OF INVESTMENTS
January 31, 2023 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (96.00%)
Australia (6.37%)
Atturra, Ltd.(a)	851,809	$602,902
Fiducian Group, Ltd.	308,822	1,513,996
Kogan.com, Ltd.(a)	700,000	2,239,328
Lycopodium, Ltd.	120,000	592,915
PeopleIN, Ltd.	250,965	587,321
QANTM Intellectual Property, Ltd.	2,414,634	1,604,209
		7,140,671

Bangladesh (1.00%)
Square Pharmaceuticals, Ltd.	572,114	1,124,398

Belgium (1.01%)
X-Fab Silicon Foundries SE(a)(b)(c)	128,968	1,128,167

Brazil (2.54%)
Patria Investments, Ltd., Class A	150,093	2,315,935
XP, Inc., Class A(a)	29,989	534,404
		2,850,339

Britain (11.15%)
B&M European Value Retail SA	588,618	3,255,240
boohoo Group PLC(a)	692,327	378,035
Dechra Pharmaceuticals PLC	64,811	2,298,594
Endava PLC, ADR(a)	35,812	3,146,800
FRP Advisory Group PLC	448,962	813,878
Hotel Chocolat Group PLC(a)	67,617	183,395
Manolete Partners PLC	171,578	560,553
Petershill Partners PLC(b)(c)	653,349	1,366,354
Victorian Plumbing Group PLC	432,280	487,303
		12,490,152

Canada (2.17%)
BioSyent, Inc.	113,187	620,995
Converge Technology Solutions Corp.(a)	238,779	1,033,683
Gildan Activewear, Inc.	24,870	779,810
		2,434,488

China (8.50%)
Chaoju Eye Care Holdings, Ltd.	1,573,500	1,124,492
China Yongda Automobiles Services Holdings, Ltd.	1,209,500	1,045,999
CSPC Pharmaceutical Group, Ltd.	386,300	440,460
ManpowerGroup Greater China, Ltd.(c)	458,800	405,984
O2Micro International, Ltd., ADR(a)	645,942	3,029,469

	Shares	Value (Note 2)
China (continued)
TK Group Holdings, Ltd.	4,607,283	$949,922
Xin Point Holdings, Ltd.(c)	7,167,984	2,513,911
		9,510,237

Colombia (3.39%)
Canacol Energy, Ltd.	70,625	626,339
Parex Resources, Inc.	186,380	3,172,753
		3,799,092

France (1.87%)
Thermador Groupe	4,650	468,278
Virbac SA	5,347	1,622,670
		2,090,948

Greece (1.20%)
JUMBO SA	50,684	910,164
Kri-Kri Milk Industry SA	65,300	439,452
		1,349,616

Hong Kong (3.37%)
Plover Bay Technologies, Ltd.(c)	12,252,539	3,779,548

India (2.75%)
City Union Bank, Ltd.	554,996	1,078,849
Gulf Oil Lubricants India, Ltd.	230,994	1,224,999
Time Technoplast, Ltd.	747,800	780,800
		3,084,648

Indonesia (0.52%)
Selamat Sempurna Tbk PT	5,508,600	580,626

Japan (11.19%)
Beenos, Inc.	183,800	2,989,940
Central Automotive Products, Ltd.	42,900	801,089
Gakujo Co., Ltd.	40,000	431,499
geechs, Inc.	150,600	1,059,667
MCJ Co., Ltd.	120,500	937,274
Medikit Co., Ltd.	128,600	2,438,932
Seria Co., Ltd.	60,000	1,318,509
System Information Co., Ltd.	86,700	565,242
System Support, Inc.	75,600	945,503
YAMADA Consulting Group Co., Ltd.	114,500	1,032,956
		12,520,611

Philippines (1.30%)
AllHome Corp.	7,921,000	356,062
Concepcion Industrial Corp.	1,376,400	422,287
Pryce Corp.	7,013,600	683,032
		1,461,381

Singapore (2.87%)
Riverstone Holdings, Ltd.	6,534,575	3,217,027

	Shares	Value (Note 2)
South Korea (0.97%)
Eo Technics Co Ltd	9,396	$575,497
MegaStudyEdu Co., Ltd.	8,400	509,657
		1,085,154

Sweden (0.71%)
KNOW IT AB	40,760	796,658

Taiwan (5.36%)
Acer E-Enabling Service Business, Inc.	39,000	186,394
Bioteque Corp.	78,773	294,843
FineTek Co., Ltd.	186,005	522,962
Fuzetec Technology Co., Ltd.	363,363	577,452
GEM Services, Inc./Tw	85,000	199,547
M3 Technology, Inc.	56,000	198,441
Sporton International, Inc.	115,000	844,292
Wistron Information Technology & Services Corp.	1,052,600	3,183,912
		6,007,843

United States (24.91%)
AgileThought, Inc.(a)	210,213	906,018
Bank of NT Butterfield & Son, Ltd.	100,081	3,198,589
Barrett Business Services, Inc.	11,500	1,142,870
Bizlink Holding, Inc.	71,000	622,853
Bowman Consulting Group, Ltd.(a)	29,971	763,961
Enhabit, Inc.(a)	28,835	442,906
Esquire Financial Holdings, Inc.	36,575	1,702,201
Evolution Petroleum Corp.	166,511	1,039,029
Figs, Inc., Class A(a)	127,510	1,141,215
Frontage Holdings Corp.(a)(b)(c)	2,463,000	875,544
Global Industrial Co.	28,449	747,924
GQG Partners, Inc.	1,250,770	1,342,206
Hackett Group, Inc.	78,335	1,731,204
Healthcare Services Group, Inc.	72,601	977,935
Littelfuse, Inc.	6,783	1,741,128
Ollie's Bargain Outlet Holdings, Inc.(a)	28,007	1,533,663
P10, Inc., Class A	70,091	792,028
Plumas Bancorp	70,025	2,870,325
Signature Bank	10,095	1,301,750
Sprouts Farmers Market, Inc.(a)	25,253	806,833
SVB Financial Group(a)	3,334	1,008,335
Western Alliance Bancorp	16,000	1,205,920
		27,894,437

Vietnam (2.85%)
FPT Corp.	320,746	1,144,989
Orient Commercial Joint Stock Bank(a)	1,073,775	863,144

	Shares	Value (Note 2)
Vietnam (continued)
Vietnam Technological & Commercial Joint Stock Bank(a)	937,500	$1,181,077
		3,189,210

TOTAL COMMON STOCKS
(Cost $103,165,370)		107,535,251

TOTAL INVESTMENTS (96.00%)
(Cost $103,165,370)		$107,535,251

Other Assets In Excess Of Liabilities (4.00%)		4,480,316

NET ASSETS (100.00%)		$112,015,567

(a)	Non-Income Producing Security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2023, these securities had a total aggregate market value of $3,370,064, representing 3.01% of net assets.
(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of January 31, 2023, the aggregate market value of these securities was $10,069,507, representing 8.99% of net assets.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Sector Composition (January 31, 2023) (Unaudited)
Technology	24.3%
Financials	20.9%
Consumer	19.9%
Health Care	13.2%
Industrials	11.0%
Energy & Materials	6.7%
Cash, Cash Equivalents, & Other Net Assets	4.0%
Total	100%

Industry Composition (January 31, 2023) (Unaudited)
Banks	12.8%
IT Services	11.9%
Capital Markets	8.1%
Health Care Equipment & Supplies	6.4%
Pharmaceuticals	5.6%
Internet & Direct Marketing Retail	5.5%
Multiline Retail	5.5%
Professional Services	5.5%
Oil, Gas & Consumable Fuels	4.9%
Semiconductors & Semiconductor Equipment	4.5%
Communications Equipment	3.4%
Auto Components	2.7%
Electronic Equipment, Instruments & Components	2.3%
Specialty Retail	2.0%
Health Care Providers & Services	1.4%
Construction & Engineering	1.2%
Trading Companies & Distributors	1.1%
Chemicals	1.1%
Electrical Equipment	1.1%
Other Industries (each less than 1%)	9.0%
Cash and Other Assets, Less Liabilities	4.0%
Total	100.0%

Grandeur Peak Global Explorer Fund
PORTFOLIO OF INVESTMENTS
January 31, 2023 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (94.65%)
Argentina (0.85%)
Globant SA(a)	698	$113,202

Australia (2.38%)
Atturra, Ltd.(a)	55,181	39,057
Australian Ethical Investment, Ltd.	3,458	10,817
EQT Holdings, Ltd.	1,493	26,105
HUB24, Ltd.	1,168	21,782
Imdex, Ltd.	16,571	29,425
Kogan.com, Ltd.(a)	24,132	77,199
Netwealth Group, Ltd.	3,528	33,648
PeopleIN, Ltd.	20,088	47,011
QANTM Intellectual Property, Ltd.	48,896	32,485
		317,529

Belgium (1.26%)
Melexis NV	702	74,780
Warehouses De Pauw CVA	1,706	54,100
X-Fab Silicon Foundries SE(a)(b)(c)	4,483	39,216
		168,096

Brazil (2.27%)
CI&T, Inc., Class A(a)	1,866	13,883
Grupo Mateus SA(a)	56,460	76,521
Locaweb Servicos de Internet SA(a)(b)(c)	21,700	27,444
Patria Investments, Ltd., Class A	6,651	102,625
Pet Center Comercio e Participacoes SA	43,370	61,856
XP, Inc., Class A(a)	1,202	21,420
		303,749

Britain (10.42%)
AB Dynamics PLC	1,154	26,078
Abcam PLC, ADR(a)	2,661	36,908
B&M European Value Retail SA	24,149	133,551
Bytes Technology Group PLC	3,653	17,429
CVS Group PLC	4,616	114,782
Darktrace PLC(a)	3,700	9,611
Dechra Pharmaceuticals PLC	3,908	138,602
Diploma PLC	1,103	37,312
Elixirr International PLC	5,312	33,627
Endava PLC, ADR(a)	1,937	170,204
Ergomed PLC(a)	1,250	18,518
Foresight Group Holdings, Ltd.	7,371	41,891
FRP Advisory Group PLC	18,204	33,000
Gresham House PLC	3,389	31,695
Halma PLC	798	21,246

	Shares	Value (Note 2)
Britain (continued)
Hotel Chocolat Group PLC(a)	7,592	$20,592
Impax Asset Management Group PLC	14,770	142,007
JTC PLC(b)(c)	5,507	48,981
Keystone Law Group PLC	4,427	23,619
Marlowe PLC(a)	3,524	21,810
Pensionbee Group PLC(a)	7,202	5,549
Pets at Home Group PLC	9,706	42,223
Softcat PLC	5,338	79,877
St. James's Place PLC	3,295	49,964
Volution Group PLC	19,854	92,589
		1,391,665

Canada (1.33%)
Aritzia, Inc.(a)	500	18,034
Converge Technology Solutions Corp.(a)	13,002	56,286
Docebo, Inc.(a)	905	34,607
Gildan Activewear, Inc.	1,552	48,664
Richelieu Hardware, Ltd.	678	20,163
		177,754

China (4.67%)
Alibaba Group Holding, Ltd.(a)	1,400	19,248
Angelalign Technology, Inc.(b)(c)	1,200	16,478
ANTA Sports Products, Ltd.	1,200	18,202
CSPC Pharmaceutical Group, Ltd.	18,000	20,524
Guangzhou Kingmed Diagnostics Group Co., Ltd.	3,600	44,963
Hangzhou Robam Appliances Co., Ltd., Class A	8,831	39,358
Hangzhou Tigermed Consulting Co., Ltd., Class A	2,221	38,395
Man Wah Holdings, Ltd.	37,700	43,586
O2Micro International, Ltd., ADR(a)	8,811	41,324
Shanghai Kindly Medical Instruments Co., Ltd., Class H(c)	2,300	7,915
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	1,000	49,440
Silergy Corp.	7,000	142,446
Suofeiya Home Collection Co., Ltd., Class A	6,700	20,843
WuXi AppTec Co., Ltd., Class H(b)(c)	6,334	83,649
Wuxi Biologics Cayman, Inc.(a)(b)(c)	4,500	37,577
		623,948

Colombia (0.97%)
Canacol Energy, Ltd.	2,360	20,930

	Shares	Value (Note 2)
Colombia (continued)
Parex Resources, Inc.	6,388	$108,743
		129,673

Finland (0.78%)
Evli Oyj(a)	938	18,583
Musti Group Oyj	5,037	85,246
		103,829

France (3.51%)
Alten SA	822	126,305
Antin Infrastructure Partners SA	2,520	56,853
Aubay	398	20,507
Bureau Veritas SA	400	11,437
Esker SA	209	34,896
Neurones	240	10,257
Thermador Groupe	482	48,540
Virbac SA	418	126,852
Wavestone	624	32,755
		468,402

Germany (2.80%)
Atoss Software AG	296	52,371
Dermapharm Holding SE	1,973	81,897
Friedrich Vorwerk Group SE	643	8,766
Mensch und Maschine Software SE	997	55,477
Nagarro SE(a)	626	85,757
Nexus AG	1,243	69,593
QIAGEN NV(a)	417	20,433
		374,294

Hong Kong (0.75%)
Plover Bay Technologies, Ltd.(c)	135,861	41,909
Techtronic Industries Co., Ltd.	4,500	58,013
		99,922

India (3.80%)
Ajanta Pharma, Ltd.	2,822	41,754
AU Small Finance Bank, Ltd.(b)	2,529	19,227
Avenue Supermarts, Ltd.(a)(b)(c)	289	12,413
Bajaj Finance, Ltd.	227	16,409
Cera Sanitaryware, Ltd.	397	25,592
City Union Bank, Ltd.	20,162	39,193
Computer Age Management Services, Ltd.	422	11,799
Gulf Oil Lubricants India, Ltd.	5,160	27,364
IndiaMart InterMesh, Ltd.(b)(c)	475	26,437
Kotak Mahindra Bank, Ltd.	2,703	57,388
Mayur Uniquoters, Ltd.	2,400	12,223
Metropolis Healthcare, Ltd.(b)(c)	2,372	39,104
Motherson Sumi Wiring India, Ltd.	25,701	16,232
Polycab India, Ltd.	500	17,907
SJS Enterprises, Ltd.(a)	4,747	26,361

	Shares	Value (Note 2)
India (continued)
Tarsons Products, Ltd.(a)	2,553	$21,693
WNS Holdings, Ltd., ADR(a)	1,139	96,507
		507,603

Indonesia (1.63%)
Arwana Citramulia Tbk PT	362,800	24,324
Avia Avian Tbk PT	871,500	37,800
Bank Central Asia Tbk PT	36,500	20,714
Bank Tabungan Pensiunan Nasional Syariah	262,000	44,805
Metrodata Electronics Tbk PT	336,400	12,576
Selamat Sempurna Tbk PT	566,500	59,711
Ultrajaya Milk Industry & Trading Co. Tbk PT	188,000	18,436
		218,366

Ireland (1.26%)
ICON PLC, ADR(a)	153	35,299
Keywords Studios PLC	2,768	97,221
Uniphar PLC	9,638	35,311
		167,831

Israel (0.25%)
Wix.com, Ltd.(a)	380	33,052

Italy (2.08%)
DiaSorin SpA	268	34,888
FinecoBank Banca Fineco SpA	1,275	22,888
GVS SpA(a)(b)(c)	2,062	10,895
Interpump Group SpA	1,455	75,878
Piovan SpA(b)(c)	941	10,179
Recordati Industria Chimica e Farmaceutica SpA	1,225	53,665
Sesa SpA	515	70,079
		278,472

Japan (11.70%)
BayCurrent Consulting, Inc.	2,000	85,019
Beenos, Inc.	5,000	81,337
Carenet, Inc.	5,700	47,558
Central Automotive Products, Ltd.	1,300	24,275
Charm Care Corp.	6,700	60,283
Comture Corp.	1,200	23,073
Confidence, Inc.	1,000	15,452
Cosmos Pharmaceutical Corp.	200	19,542
Create SD Holdings Co., Ltd.	800	21,768
Creema, Ltd.(a)	3,600	12,640
CrowdWorks, Inc.(a)	1,200	14,868
Cyber Security Cloud, Inc.(a)	3,500	49,421
eGuarantee, Inc.	2,100	39,176
ENECHANGE, Ltd.(a)	2,200	16,680
Freee KK(a)	600	15,844
Future Corp.	2,800	36,461
Gakujo Co., Ltd.	1,700	18,339
GMO Financial Gate, Inc.	200	12,805
GMO Payment Gateway, Inc.	100	9,253
GMO Pepabo, Inc.	1,500	21,663

	Shares	Value (Note 2)
Japan (continued)
gremz, Inc.	1,900	$29,559
Hennge KK(a)	1,300	10,318
Lasertec Corp.	100	18,932
M&A Capital Partners Co., Ltd.(a)	1,500	50,805
M&A Research Institute, Inc.(a)	500	40,179
M3, Inc.	700	19,140
MarkLines Co., Ltd.	3,000	61,880
MatsukiyoCocokara & Co.	300	14,965
MCJ Co., Ltd.	1,700	13,223
Medikit Co., Ltd.	700	13,276
Meinan M&A Co., Ltd.	2,100	18,747
Meitec Corp.	2,400	45,148
MonotaRO Co., Ltd.	3,300	49,990
Nihon M&A Center Holdings, Inc.	3,300	33,737
OBIC Business Consultants Co., Ltd.	900	35,345
Open Door, Inc.(a)	1,400	19,781
Prestige International, Inc.	3,300	18,409
Seria Co., Ltd.	3,000	65,926
SHIFT, Inc.(a)	100	18,664
SMS Co., Ltd.	600	15,783
Sun*, Inc.(a)	5,700	63,598
Synchro Food Co., Ltd.(a)	2,800	9,799
System Information Co., Ltd.	3,600	23,470
System Support, Inc.	2,200	27,515
Syuppin Co., Ltd.	3,100	26,229
TechnoPro Holdings, Inc.	1,400	43,589
Tsuruha Holdings, Inc.	200	14,726
User Local, Inc.	2,300	22,280
Visional, Inc.(a)	600	43,475
WDB coco Co., Ltd.	300	13,540
WealthNavi, Inc.(a)	2,300	25,214
YAKUODO Holdings Co., Ltd.	1,500	29,951
		1,562,650

Luxembourg (0.11%)
Sword Group	316	15,397

Mexico (0.87%)
Bolsa Mexicana de Valores SAB de CV	10,300	22,366
GMexico Transportes SAB de CV(b)(c)	11,132	24,037
Grupo Aeroportuario del Centro Norte SAB de CV	2,151	19,652
Regional SAB de CV	5,750	49,755
		115,810

Netherlands (0.32%)
Alfen N.V.(a)(b)(c)	229	21,246
Shop Apotheke Europe NV(a)(b)(c)	293	21,126
		42,372

	Shares	Value (Note 2)
Norway (0.83%)
Bouvet ASA	7,352	$43,467
Nordhealth AS, Class A(a)	5,100	10,934
Self Storage Group ASA(a)	13,300	31,312
SmartCraft ASA(a)	13,607	24,974
		110,687

Philippines (0.57%)
AllHome Corp.	196,808	8,847
Puregold Price Club, Inc.	35,797	21,989
Robinsons Land Corp.	32,000	8,982
Wilcon Depot, Inc.	63,033	36,923
		76,741

Poland (0.61%)
Answear.com SA, Class A(a)	1,850	12,410
Dino Polska SA(a)(b)(c)	760	68,852
		81,262

Singapore (0.40%)
iFAST Corp., Ltd.	5,800	23,062
Riverstone Holdings, Ltd.	61,445	30,250
		53,312

South Africa (0.22%)
Italtile, Ltd.	37,806	28,898

South Korea (1.44%)
Coupang, Inc.(a)	1,926	32,530
Hyundai Ezwel Co., Ltd.	6,797	41,450
LEENO Industrial, Inc.	283	39,507
MegaStudyEdu Co., Ltd.	484	29,366
SaraminHR Co., Ltd.	1,500	36,266
Tokai Carbon Korea Co., Ltd.	162	13,797
		192,916

Sweden (3.34%)
AddTech AB, Class B	1,653	26,397
Beijer Alma AB	2,726	54,057
Byggfakta Group Nordic Holdco AB(a)	4,150	15,564
Cint Group AB(a)	5,801	21,774
EQT AB	2,050	46,258
KNOW IT AB	4,632	90,533
Lifco AB	1,823	33,489
Lyko Group AB, Class A(a)(c)	640	10,967
Nordnet AB publ	1,331	21,635
Sagax AB, Class B	1,000	24,875
Sdiptech AB, Class B(a)	1,194	29,153
SwedenCare AB	12,187	39,700
Teqnion AB	1,339	19,974
Vitec Software Group AB, Class B	290	12,284
		446,660

Taiwan (3.07%)
91APP, Inc.	3,000	11,072

	Shares	Value (Note 2)
Taiwan (continued)
Acer E-Enabling Service Business, Inc.	4,000	$19,117
Bioteque Corp.	1,227	4,593
Brighten Optix Corp.	3,000	19,046
FineTek Co., Ltd.	6,660	18,725
Fuzetec Technology Co., Ltd.	11,000	17,481
M3 Technology, Inc.	12,000	42,523
Realtek Semiconductor Corp.	4,000	42,955
Sinbon Electronics Co., Ltd.	7,000	67,254
Sporton International, Inc.	16,000	117,467
Voltronic Power Technology Corp.	1,000	50,604
		410,837

Thailand (0.34%)
Humanica PCL	60,700	23,626
Netbay PCL	15,500	13,440
TQM Alpha PCL	7,000	8,981
		46,047

United States (28.56%)
AgileThought, Inc.(a)	5,769	24,864
Alexandria Real Estate Equities, Inc.	246	39,542
Align Technology, Inc.(a)	147	39,650
Alpha Teknova, Inc.(a)	3,743	22,308
Ashtead Group PLC	494	32,539
Bank of Hawaii Corp.	313	23,941
Bank of NT Butterfield & Son, Ltd.	2,217	70,855
Barrett Business Services, Inc.	383	38,063
Bill.com Holdings, Inc.(a)	171	19,771
Bizlink Holding, Inc.	3,000	26,318
Blackstone, Inc.	241	23,126
Bowman Consulting Group, Ltd.(a)	1,197	30,512
Cactus, Inc., Class A	374	20,237
CareDx, Inc.(a)	1,041	15,553
Chewy, Inc., Class A(a)	611	27,532
Cloudflare, Inc., Class A(a)	533	28,201
Coastal Financial Corp.(a)	629	28,726
Crowdstrike Holdings, Inc., Class A(a)	229	24,251
Datadog, Inc., Class A(a)	246	18,403
Dexcom, Inc.(a)	263	28,165
Digital Realty Trust, Inc.	240	27,509
DigitalOcean Holdings, Inc.(a)	1,665	48,868
Doximity, Inc., Class A(a)	502	17,706
Elastic NV(a)	1,038	61,076
EPAM Systems, Inc.(a)	55	18,296
Equinix, Inc.	36	26,573
Esquire Financial Holdings, Inc.	2,012	93,638
Etsy, Inc.(a)	236	32,469
Fastenal Co.	879	44,433
First Republic Bank	1,006	141,725
Five Below, Inc.(a)	175	34,498
Freshpet, Inc.(a)	567	35,908

	Shares	Value (Note 2)
United States (continued)
Frontage Holdings Corp.(a)(b)(c)	260,400	$92,567
Genpact, Ltd.	2,255	106,616
Gitlab, Inc., Class A(a)	872	43,086
Global Industrial Co.	3,592	94,434
Goosehead Insurance, Inc., Class A(a)	792	30,928
GQG Partners, Inc.	54,163	58,123
Hackett Group, Inc.	2,404	53,128
HealthEquity, Inc.(a)	450	27,382
Heska Corp.(a)	501	44,809
Houlihan Lokey, Inc.	134	13,275
HubSpot, Inc.(a)	211	73,219
I3 Verticals, Inc., Class A(a)	1,004	29,036
Insperity, Inc.	478	52,843
JFrog, Ltd.(a)	4,008	103,046
Joint Corp.(a)	1,224	22,240
LeMaitre Vascular, Inc.	1,175	55,436
Littelfuse, Inc.	391	100,366
Lululemon Athletica, Inc.(a)	95	29,154
MarketAxess Holdings, Inc.	64	23,286
MaxCyte, Inc.(a)	8,363	48,840
Medpace Holdings, Inc.(a)	227	50,183
Metropolitan Bank Holding Corp.(a)	319	18,942
Microchip Technology, Inc.	769	59,690
Monolithic Power Systems, Inc.	121	51,614
MSCI, Inc.	51	27,110
New Relic, Inc.(a)	425	25,946
NV5 Global, Inc.(a)	134	17,861
Ollie's Bargain Outlet Holdings, Inc.(a)	1,570	85,973
P10, Inc., Class A	9,654	109,090
PagerDuty, Inc.(a)	1,564	46,592
Paycom Software, Inc.(a)	198	64,140
PJT Partners, Inc., Class A	1,266	101,318
Plumas Bancorp	513	21,028
Pool Corp.	186	71,723
Power Integrations, Inc.	240	20,662
Qualys, Inc.(a)	924	106,593
Rapid7, Inc.(a)	709	28,268
Rexford Industrial Realty, Inc.	781	49,570
Ross Stores, Inc.	157	18,556
Shoals Technologies Group, Inc., Class A(a)	1,872	52,210
Signature Bank	208	26,822
Silicon Laboratories, Inc.(a)	268	42,052
Skechers USA, Inc., Class A, Class A(a)	425	20,464
Smartsheet, Inc., Class A(a)	1,059	45,759
Sprouts Farmers Market, Inc.(a)	897	28,659
Squarespace, Inc., Class A(a)	1,896	44,973
SVB Financial Group(a)	390	117,952
Terreno Realty Corp.	526	33,890
TPG, Inc.	1,701	54,789
Tradeweb Markets, Inc.	475	35,406
TriMas Corp.	646	19,890
Ulta Beauty, Inc.(a)	39	20,044

	Shares	Value (Note 2)
United States (continued)
WW Grainger, Inc.	53	$31,242
		3,816,081

Vietnam (1.26%)
FPT Corp.	24,000	85,674
Lix Detergent JSC	11,700	20,470
Vietnam Technological & Commercial Joint Stock Bank(a)	49,000	61,731
		167,875

TOTAL COMMON STOCKS
(Cost $13,799,942)		12,644,932

TOTAL INVESTMENTS (94.65%)
(Cost $13,799,942)		$12,644,932

Other Assets In Excess Of Liabilities (5.35%)		714,826

NET ASSETS (100.00%)		$13,359,758

(a)	Non-Income Producing Security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2023, these securities had a total aggregate market value of $578,592, representing 4.33% of net assets.
(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of January 31, 2023, the aggregate market value of these securities was $639,383, representing 4.79% of net assets.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Sector Composition (January 31, 2023) (Unaudited)
Technology	30.7%
Financials	19.4%
Health Care	14.3%

Sector Composition (January 31, 2023) (Unaudited) (continued)
Industrials	14.1%
Consumer	13.9%
Energy & Materials	2.2%
Cash, Cash Equivalents, & Other Net Assets	5.4%
Total	100%

Industry Composition (Unaudited)
IT Services	14.0%
Capital Markets	10.1%
Software	8.8%
Banks	6.6%
Professional Services	5.4%
Semiconductors & Semiconductor Equipment	4.4%
Life Sciences Tools & Services	3.8%
Pharmaceuticals	3.7%
Trading Companies & Distributors	3.1%
Specialty Retail	2.8%
Health Care Providers & Services	2.7%
Electronic Equipment, Instruments & Components	2.5%
Health Care Equipment & Supplies	2.5%
Internet & Direct Marketing Retail	2.4%
Food & Staples Retailing	2.3%
Multiline Retail	2.1%
Equity Real Estate Investment Trusts (REITs)	1.8%
Machinery	1.6%
Electrical Equipment	1.4%
Health Care Technology	1.2%
Oil, Gas & Consumable Fuels	1.1%
Building Products	1.1%
Other Industries (each less than 1%)	9.2%
Cash and Other Assets, Less Liabilities	5.4%
Total	100.0%

Grandeur Peak Global Micro Cap Fund
PORTFOLIO OF INVESTMENTS
January 31, 2023 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (94.64%)
Australia (5.69%)
Atturra, Ltd.(a)	565,242	$400,073
Australian Ethical Investment, Ltd.	44,054	137,802
Fiducian Group, Ltd.	183,653	900,356
Kogan.com, Ltd.(a)	224,164	717,110
PeopleIN, Ltd.	208,933	488,956
Whispir, Ltd.(a)	671,027	214,669
		2,858,966

Belgium (0.76%)
X-Fab Silicon Foundries SE(a)(b)(c)	43,412	379,753

Britain (11.26%)
AB Dynamics PLC	13,514	305,389
Bytes Technology Group PLC	15,079	71,944
City of London Investment Group PLC	51,167	283,058
CVS Group PLC	11,141	277,035
Elixirr International PLC	67,655	428,279
Ergomed PLC(a)	16,808	248,995
Foresight Group Holdings, Ltd.	78,753	447,568
FRP Advisory Group PLC	252,703	458,100
Gresham House PLC	17,800	166,469
Hotel Chocolat Group PLC(a)	5,877	15,940
Impax Asset Management Group PLC	59,855	575,481
JTC PLC(b)(c)	38,251	340,218
Keystone Law Group PLC	41,394	220,842
On the Beach Group PLC(a)(b)(c)	117,356	254,661
Pensionbee Group PLC(a)	153,582	118,340
Premier Miton Group PLC	187,957	271,294
Victorian Plumbing Group PLC	212,632	239,697
Volution Group PLC	136,926	638,553
XPS Pensions Group PLC(c)	147,229	292,233
		5,654,096

Canada (0.53%)
BioSyent, Inc.	48,100	263,898

China (1.79%)
O2Micro International, Ltd., ADR(a)	144,479	677,606
TK Group Holdings, Ltd.	1,060,600	218,673
		896,279

Finland (1.35%)
Musti Group Oyj	40,126	679,091

France (3.28%)
Aubay	3,600	185,489
Esker SA	1,872	312,562

	Shares	Value (Note 2)
France (continued)
Neurones	9,400	$401,752
Thermador Groupe	4,482	451,359
Wavestone	5,647	296,427
		1,647,589

Germany (1.97%)
Friedrich Vorwerk Group SE	5,285	72,047
Mensch und Maschine Software SE	7,688	427,792
Nexus AG	6,251	349,981
UmweltBank AG	9,246	140,724
		990,544

Greece (1.07%)
Kri-Kri Milk Industry SA	42,365	285,105
Sarantis SA	30,088	251,867
		536,972

Hong Kong (0.85%)
Plover Bay Technologies, Ltd.(c)	1,383,600	426,800

India (4.14%)
Cera Sanitaryware, Ltd.	6,867	442,667
Gulf Oil Lubricants India, Ltd.	87,559	464,339
Jyothy Labs, Ltd.	121,614	304,809
Metropolis Healthcare, Ltd.(b)(c)	19,428	320,283
Tarsons Products, Ltd.(a)	26,944	228,946
Westlife Foodworld, Ltd.(a)	35,235	317,046
		2,078,090

Indonesia (0.82%)
Arwana Citramulia Tbk PT	2,517,600	168,792
Selamat Sempurna Tbk PT	2,309,700	243,451
		412,243

Ireland (0.66%)
Uniphar PLC	90,411	331,237

Israel (0.16%)
Max Stock, Ltd.	41,382	78,168

Italy (0.40%)
Piovan SpA(b)(c)	18,758	202,907

Japan (22.14%)
Beenos, Inc.	88,800	1,444,541
Carenet, Inc.	61,100	509,787
Central Automotive Products, Ltd.	10,900	203,540
Charm Care Corp.	62,600	563,245
Confidence, Inc.	12,300	190,058
Creema, Ltd.(a)	49,200	172,752
CrowdWorks, Inc.(a)	29,000	359,312
eGuarantee, Inc.	26,000	485,038
GMO Pepabo, Inc.	25,200	363,940

	Shares	Value (Note 2)
Japan (continued)
gremz, Inc.	21,300	$331,376
Hennge KK(a)	35,100	278,588
M&A Capital Partners Co., Ltd.(a)	18,700	633,371
MarkLines Co., Ltd.	19,000	391,905
Medikit Co., Ltd.	4,800	91,033
Meinan M&A Co., Ltd.	28,300	252,638
Open Door, Inc.(a)	11,300	159,659
Prestige International, Inc.	50,000	278,920
Strike Co., Ltd.	16,500	534,599
Sun*, Inc.(a)	97,500	1,087,867
Synchro Food Co., Ltd.(a)	62,300	218,026
System Information Co., Ltd.	33,400	217,752
System Support, Inc.	38,700	484,007
Syuppin Co., Ltd.	57,500	486,508
User Local, Inc.	12,500	121,088
WDB coco Co., Ltd.	5,000	225,670
YAKUODO Holdings Co., Ltd.	42,700	852,606
YMIRLINK, Inc.(a)	20,500	181,283
		11,119,109

Luxembourg (0.87%)
Sword Group	8,972	437,149

Norway (2.48%)
Bouvet ASA	38,828	229,560
Nordhealth AS, Class A(a)	129,479	277,596
Self Storage Group ASA(a)	184,370	434,068
SmartCraft ASA(a)	166,002	304,676
		1,245,900

Oman (0.36%)
Tethys Oil AB	30,300	182,373

Philippines (1.10%)
AllHome Corp.	3,701,098	166,370
Pryce Corp.	3,937,000	383,412
		549,782

Poland (0.62%)
Answear.com SA, Class A(a)	46,403	311,273

Singapore (0.97%)
Riverstone Holdings, Ltd.	992,800	488,764

South Korea (0.79%)
Hyundai Ezwel Co., Ltd.	25,910	158,006
MegaStudyEdu Co., Ltd.	3,918	237,719
		395,725

Sweden (4.93%)
KNOW IT AB	31,682	619,228
Lyko Group AB, Class A(a)(c)	12,424	212,896
Sdiptech AB, Class B(a)	8,461	206,583
SwedenCare AB	218,835	712,880
Teqnion AB	25,357	378,260

	Shares	Value (Note 2)
Sweden (continued)
Vitec Software Group AB, Class B	8,128	$344,285
		2,474,132

Taiwan (4.67%)
Acer E-Enabling Service Business, Inc.	41,000	195,952
FineTek Co., Ltd.	93,256	262,194
Fuzetec Technology Co., Ltd.	61,955	98,458
GEM Services, Inc./Tw	182,000	427,266
M3 Technology, Inc.	53,000	187,810
Sporton International, Inc.	98,761	725,070
Tofu Restaurant Co., Ltd.	25,776	197,659
Wistron Information Technology & Services Corp.	83,000	251,059
		2,345,468

Thailand (0.94%)
Humanica PCL	935,000	363,924
Netbay PCL	125,000	108,387
		472,311

United States (19.51%)
4imprint Group PLC	8,816	498,833
Barrett Business Services, Inc.	7,561	751,412
Bowman Consulting Group, Ltd.(a)	43,463	1,107,872
Coastal Financial Corp.(a)	15,973	729,487
Esquire Financial Holdings, Inc.	25,349	1,179,742
Evolution Petroleum Corp.	88,988	555,285
Figs, Inc., Class A(a)	10,186	91,165
Frontage Holdings Corp.(a)(b)(c)	1,093,800	388,823
Global Industrial Co.	12,150	319,424
Hackett Group, Inc.	30,023	663,508
Heska Corp.(a)	4,072	364,200
Joint Corp.(a)	41,778	759,106
LeMaitre Vascular, Inc.	17,785	839,096
MaxCyte, Inc.(a)	115,776	676,132
Plumas Bancorp	21,261	871,488
		9,795,573

Vietnam (0.53%)
Lix Detergent JSC	150,720	263,690

TOTAL COMMON STOCKS
(Cost $42,302,732)		47,517,882

TOTAL INVESTMENTS (94.64%)
(Cost $42,302,732)		$47,517,882

Other Assets In Excess Of Liabilities (5.36%)		2,693,533

NET ASSETS (100.00%)		$50,211,415

(a)	Non-Income Producing Security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2023, these securities had a total aggregate market value of $1,886,645, representing 3.76% of net assets.
(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of January 31, 2023, the aggregate market value of these securities was $2,818,574, representing 5.61% of net assets.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Sector Composition (January 31, 2023) (Unaudited)
Technology	24.0%
Financials	17.8%
Consumer	17.4%
Industrials	16.5%
Health Care	15.7%
Energy & Materials	3.2%
Cash, Cash Equivalents, & Other Net Assets	5.4%
Total	100%

Industry Composition (January 31, 2023) (Unaudited)
IT Services	12.0%
Capital Markets	10.9%
Internet & Direct Marketing Retail	7.4%
Banks	5.9%
Professional Services	5.6%
Software	5.3%
Health Care Providers & Services	4.5%
Health Care Equipment & Supplies	3.8%
Life Sciences Tools & Services	3.5%
Semiconductors & Semiconductor Equipment	3.1%
Commercial Services & Supplies	2.5%
Building Products	2.5%
Oil, Gas & Consumable Fuels	2.4%
Trading Companies & Distributors	2.3%
Health Care Technology	2.2%
Construction & Engineering	2.2%
Specialty Retail	2.0%
Pharmaceuticals	1.9%
Hotels, Restaurants & Leisure	1.8%
Food & Staples Retailing	1.7%
Interactive Media & Services	1.2%
Household Products	1.1%
Auto Components	1.1%
Media	1.0%
Diversified Financial Services	1.0%
Other Industries (each less than 1%)	5.7%
Cash and Other Assets, Less Liabilities	5.4%
Total	100.0%

Grandeur Peak Global Opportunities Fund
PORTFOLIO OF INVESTMENTS
January 31, 2023 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (98.73%)
Argentina (0.93%)
Globant SA(a)	39,757	$6,447,790

Australia (0.13%)
Fiducian Group, Ltd.	182,850	896,420

Belgium (2.42%)
Melexis NV	103,300	11,003,922
X-Fab Silicon Foundries SE(a)(b)(c)	666,184	5,827,547
		16,831,469

Brazil (0.53%)
Patria Investments, Ltd., Class A	238,699	3,683,126

Britain (19.60%)
Abcam PLC, ADR(a)	215,159	2,984,255
B&M European Value Retail SA	3,818,859	21,119,468
Bytes Technology Group PLC	256,480	1,223,697
City of London Investment Group PLC	393,420	2,176,417
CVS Group PLC	705,065	17,532,300
Dechra Pharmaceuticals PLC	507,284	17,991,393
Diploma PLC	147,151	4,977,734
Elixirr International PLC	59,520	376,782
Endava PLC, ADR(a)	225,692	19,831,556
Foresight Group Holdings, Ltd.	617,350	3,508,511
FRP Advisory Group PLC	756,129	1,370,709
Halma PLC	99,798	2,657,023
Impax Asset Management Group PLC	556,731	5,352,738
Intertek Group PLC	99,935	5,371,203
JTC PLC(b)(c)	473,767	4,213,852
Marlowe PLC(a)	252,521	1,562,827
On the Beach Group PLC(a)(b)(c)	1,126,330	2,444,122
Premier Miton Group PLC	1,939,173	2,798,974
Softcat PLC	350,541	5,245,456
St. James's Place PLC	340,805	5,167,871
Victorian Plumbing Group PLC	1,039,569	1,171,892
Volution Group PLC	1,557,641	7,264,042
		136,342,822

Canada (1.92%)
Aritzia, Inc.(a)	101,000	3,642,847
Gildan Activewear, Inc.	119,825	3,757,167
Richelieu Hardware, Ltd.	200,965	5,976,615
		13,376,629

China (4.00%)
Hangzhou Robam Appliances Co., Ltd., Class A	1,241,826	5,534,550

	Shares	Value (Note 2)
China (continued)
Man Wah Holdings, Ltd.	4,124,900	$4,768,968
O2Micro International, Ltd., ADR(a)	759,114	3,560,245
Silergy Corp.	553,008	11,253,413
Suofeiya Home Collection Co., Ltd., Class A	871,633	2,711,501
		27,828,677

Colombia (0.47%)
Parex Resources, Inc.	190,594	3,244,488

Finland (1.00%)
Musti Group Oyj	411,649	6,966,729

France (6.79%)
Alten SA	93,899	14,428,097
Antin Infrastructure Partners SA	83,500	1,883,837
Esker SA	27,046	4,515,788
Neurones	110,960	4,742,387
Thermador Groupe	63,135	6,358,001
Virbac SA	40,133	12,179,280
Wavestone	59,623	3,129,773
		47,237,163

Germany (2.43%)
Dermapharm Holding SE	114,282	4,743,725
Friedrich Vorwerk Group SE	60,903	830,246
Nagarro SE(a)	30,956	4,240,751
Nexus AG	79,645	4,459,164
QIAGEN NV(a)	52,855	2,589,895
		16,863,781

India (3.94%)
Ajanta Pharma, Ltd.	162,182	2,399,610
Cera Sanitaryware, Ltd.	44,638	2,877,495
City Union Bank, Ltd.	1,737,290	3,377,095
Computer Age Management Services, Ltd.	83,058	2,322,229
Gulf Oil Lubricants India, Ltd.	186,873	991,018
Metropolis Healthcare, Ltd.(b)(c)	314,088	5,177,940
WNS Holdings, Ltd., ADR(a)	121,356	10,282,494
		27,427,881

Indonesia (1.32%)
Arwana Citramulia Tbk PT	46,609,800	3,124,940
Selamat Sempurna Tbk PT	40,416,300	4,260,024
Ultrajaya Milk Industry & Trading Co. Tbk PT	18,240,200	1,788,732
		9,173,696

Ireland (2.04%)
ICON PLC, ADR(a)	25,055	5,780,439
Keywords Studios PLC	238,989	8,394,102
		14,174,541

	Shares	Value (Note 2)
Italy (2.53%)
DiaSorin SpA	21,445	$2,791,693
Interpump Group SpA	132,890	6,930,175
Recordati Industria Chimica e Farmaceutica SpA	136,029	5,959,202
Sesa SpA	14,281	1,943,297
		17,624,367

Japan (10.30%)
AIT Corp.	284,100	3,288,836
BayCurrent Consulting, Inc.	139,100	5,913,081
Carenet, Inc.	416,800	3,477,565
Charm Care Corp.	191,500	1,723,026
Create SD Holdings Co., Ltd.	127,500	3,469,243
Funai Soken Holdings, Inc.	110,800	2,398,000
M&A Capital Partners Co., Ltd.(a)	216,300	7,326,101
MarkLines Co., Ltd.	247,400	5,103,014
MonotaRO Co., Ltd.	176,500	2,673,687
Prestige International, Inc.	409,500	2,284,354
Seria Co., Ltd.	291,900	6,414,546
Strike Co., Ltd.	219,800	7,121,508
Sun*, Inc.(a)	367,100	4,095,958
Synchro Food Co., Ltd.(a)	449,300	1,572,378
System Information Co., Ltd.	135,500	883,394
Trancom Co., Ltd.	83,470	4,782,606
Tsuruha Holdings, Inc.	49,000	3,607,752
User Local, Inc.	140,200	1,358,125
Visional, Inc.(a)	12,100	876,748
YAKUODO Holdings Co., Ltd.	164,800	3,290,620
		71,660,542

Luxembourg (0.29%)
Sword Group	41,691	2,031,340

Mexico (1.73%)
GMexico Transportes SAB de CV(b)(c)	1,276,600	2,756,515
Grupo Aeroportuario del Centro Norte SAB de CV	392,400	3,585,061
Regional SAB de CV	656,927	5,684,379
		12,025,955

Netherlands (0.40%)
Shop Apotheke Europe NV(a)(b)(c)	38,472	2,773,957

Norway (0.90%)
Bouvet ASA	230,309	1,361,640
Nordhealth AS, Class A(a)	1,049,587	2,250,256
SmartCraft ASA(a)	1,457,082	2,674,295
		6,286,191

Philippines (1.20%)
Concepcion Industrial Corp.	1,020,252	313,019
Puregold Price Club, Inc.	8,009,700	4,920,101

	Shares	Value (Note 2)
Philippines (continued)
Wilcon Depot, Inc.	5,330,600	$3,122,512
		8,355,632

Poland (1.41%)
Dino Polska SA(a)(b)(c)	108,163	9,798,996

Singapore (0.78%)
Riverstone Holdings, Ltd.	10,959,200	5,395,308

South Africa (0.26%)
Italtile, Ltd.	2,394,999	1,830,660

South Korea (0.38%)
LEENO Industrial, Inc.	18,998	2,652,144

Sweden (3.99%)
AddTech AB, Class B	149,892	2,393,675
Beijer Alma AB	346,525	6,871,708
Byggfakta Group Nordic Holdco AB(a)	570,528	2,139,698
Cint Group AB(a)	179,005	671,883
Hexpol AB	235,268	2,541,567
KNOW IT AB	187,743	3,669,455
Lifco AB	129,132	2,372,200
Lyko Group AB, Class A(a)(c)	50,031	857,324
Sdiptech AB, Class B(a)	184,009	4,492,739
SwedenCare AB	538,549	1,754,384
		27,764,633

Taiwan (1.73%)
Bioteque Corp.	650,000	2,432,913
Fuzetec Technology Co., Ltd.	278,482	442,560
M3 Technology, Inc.	712,000	2,523,031
Sporton International, Inc.	903,954	6,636,531
		12,035,035

United States (24.23%)
4imprint Group PLC	78,190	4,424,197
Align Technology, Inc.(a)	14,094	3,801,575
Bank of NT Butterfield & Son, Ltd.	214,652	6,860,278
Bizlink Holding, Inc.	659,900	5,789,028
Elastic NV(a)	20,635	1,214,163
Esquire Financial Holdings, Inc.	36,196	1,684,562
First Republic Bank	77,957	10,982,582
Five Below, Inc.(a)	40,398	7,963,658
Frontage Holdings Corp.(a)(b)(c)	11,166,283	3,969,377
Genpact, Ltd.	221,698	10,481,881
Glacier Bancorp, Inc.	127,235	5,800,644
Global Industrial Co.	255,161	6,708,183
GQG Partners, Inc.	2,094,198	2,247,291
Hackett Group, Inc.	98,183	2,169,844
Heska Corp.(a)	59,526	5,324,005
HubSpot, Inc.(a)	8,442	2,929,458
Insperity, Inc.	27,905	3,084,898
JFrog, Ltd.(a)	67,577	1,737,405

	Shares	Value (Note 2)
United States (continued)
LeMaitre Vascular, Inc.	118,442	$5,588,094
Littelfuse, Inc.	74,738	19,184,497
MaxCyte, Inc.(a)	545,988	3,203,754
Medpace Holdings, Inc.(a)	15,747	3,481,189
NV5 Global, Inc.(a)	27,127	3,615,758
Ollie's Bargain Outlet Holdings, Inc.(a)	71,696	3,926,073
P10, Inc., Class A	400,806	4,529,108
Paycom Software, Inc.(a)	22,433	7,266,946
PJT Partners, Inc., Class A	74,849	5,990,165
Plumas Bancorp	43,088	1,766,177
Power Integrations, Inc.	22,747	1,958,289
Qualys, Inc.(a)	59,587	6,873,956
Rapid7, Inc.(a)	71,327	2,843,808
Silicon Laboratories, Inc.(a)	13,200	2,071,212
SVB Financial Group(a)	5,800	1,754,152
Texas Roadhouse, Inc.	32,361	3,250,015
TriMas Corp.	131,329	4,043,620
		168,519,842

Vietnam (1.08%)
Vietnam Technological & Commercial Joint Stock Bank(a)	5,964,004	7,513,550

TOTAL COMMON STOCKS
(Cost $547,664,847)		686,763,364

PREFERRED STOCKS (0.28%)
United States (0.28%)
Dataminr Inc - Private Placement(a)(d)	96,640	1,923,136

TOTAL PREFERRED STOCKS
(Cost $1,923,136)		1,923,136

TOTAL INVESTMENTS (99.01%)
(Cost $549,587,983)		$688,686,500

Other Assets In Excess Of Liabilities (0.99%)		6,919,812

NET ASSETS (100.00%)		$695,606,312

(a)	Non-Income Producing Security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2023, these securities had a total aggregate market value of $36,962,305, representing 5.31% of net assets.
(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of January 31, 2023, the aggregate market value of these securities was $37,819,629, representing 5.44% of net assets.
(d)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as level 3 assets. See also footnote 2 to the financial statements for additional information.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Sector Composition (January 31, 2023) (Unaudited)
Technology	31.1%
Health Care	18.5%
Industrials	16.5%
Consumer	16.4%
Financials	14.9%
Energy & Materials	1.6%
Cash, Cash Equivalents, & Other Net Assets	1.0%
Total	100%

Industry Composition (January 31, 2023) (Unaudited)
IT Services	14.9%
Capital Markets	8.3%
Pharmaceuticals	6.6%
Banks	6.6%
Semiconductors & Semiconductor Equipment	5.5%
Software	5.2%
Multiline Retail	4.5%
Trading Companies & Distributors	4.2%
Professional Services	4.2%
Food & Staples Retailing	4.0%
Electronic Equipment, Instruments & Components	4.0%
Health Care Equipment & Supplies	3.6%
Health Care Providers & Services	3.6%
Specialty Retail	3.5%
Life Sciences Tools & Services	2.9%
Machinery	2.0%
Household Durables	1.9%
Building Products	1.8%
Health Care Technology	1.4%
Road & Rail	1.1%
Commercial Services & Supplies	1.0%
Other Industries (each less than 1%)	8.2%
Cash and Other Assets, Less Liabilities	1.0%
Total	100.0%

Grandeur Peak Global Reach Fund
PORTFOLIO OF INVESTMENTS
January 31, 2023 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (95.81%)
Argentina (0.77%)
Globant SA(a)	13,344	$2,164,130

Australia (1.66%)
Australian Ethical Investment, Ltd.	309,244	967,321
EQT Holdings, Ltd.	55,585	971,916
Imdex, Ltd.	496,245	881,171
Netwealth Group, Ltd.	89,313	851,805
PeopleIN, Ltd.	423,024	989,983
		4,662,196

Bangladesh (0.09%)
Square Pharmaceuticals, Ltd.	127,016	249,630

Belgium (1.17%)
Melexis NV	12,468	1,328,140
Warehouses De Pauw CVA	30,732	974,566
X-Fab Silicon Foundries SE(a)(b)(c)	113,341	991,468
		3,294,174

Brazil (2.00%)
CI&T, Inc., Class A(a)	81,500	606,360
Grupo Mateus SA(a)	1,037,600	1,406,278
Hypera SA	60,100	552,778
Locaweb Servicos de Internet SA(a)(b)(c)	533,068	674,171
Patria Investments, Ltd., Class A	77,699	1,198,896
Pet Center Comercio e Participacoes SA	827,857	1,180,719
		5,619,202

Britain (14.91%)
AB Dynamics PLC	44,658	1,009,181
Abcam PLC, ADR(a)	113,192	1,569,973
B&M European Value Retail SA	1,028,470	5,687,756
CVS Group PLC	113,963	2,833,829
Darktrace PLC(a)	380,184	987,581
Dechra Pharmaceuticals PLC	92,561	3,282,779
Diploma PLC	18,786	635,481
dotdigital group PLC	446,800	518,024
Elixirr International PLC	238,541	1,510,046
Endava PLC, ADR(a)	53,770	4,724,770
Ergomed PLC(a)	69,339	1,027,194
Foresight Group Holdings, Ltd.	216,892	1,232,636
FRP Advisory Group PLC	474,926	860,945
Gamma Communications PLC	41,298	602,469
Gresham House PLC	70,460	658,957
Halma PLC	17,505	466,053
Hotel Chocolat Group PLC(a)	120,727	327,444

	Shares	Value (Note 2)
Britain (continued)
Impax Asset Management Group PLC	378,517	$3,639,284
Intertek Group PLC	9,324	501,137
JTC PLC(b)(c)	341,843	3,040,473
Keystone Law Group PLC	136,821	729,958
Marlowe PLC(a)	163,307	1,010,690
On the Beach Group PLC(a)(b)(c)	316,718	687,274
Pensionbee Group PLC(a)	815,693	628,516
Pets at Home Group PLC	218,096	948,765
Softcat PLC	29,286	438,232
Spirax-Sarco Engineering PLC	4,814	687,641
St. James's Place PLC	42,479	644,140
Victorian Plumbing Group PLC	469,796	529,595
Volution Group PLC	121,147	564,968
		41,985,791

Canada (0.94%)
Aritzia, Inc.(a)	27,209	981,369
Docebo, Inc.(a)	18,900	722,733
Gildan Activewear, Inc.	16,844	528,151
Richelieu Hardware, Ltd.	13,700	407,432
		2,639,685

China (4.30%)
Angelalign Technology, Inc.(b)(c)	40,200	552,013
ANTA Sports Products, Ltd.	27,600	418,654
CSPC Pharmaceutical Group, Ltd.	353,220	402,742
Guangzhou Kingmed Diagnostics Group Co., Ltd.	41,500	518,329
Hangzhou Robam Appliances Co., Ltd., Class A	120,300	536,151
Hangzhou Tigermed Consulting Co., Ltd., Class A	18,900	326,726
Man Wah Holdings, Ltd.	938,400	1,084,923
ManpowerGroup Greater China, Ltd.(c)	175,050	154,899
O2Micro International, Ltd., ADR(a)	150,009	703,542
Shanghai Hanbell Precise Machinery Co., Ltd.	109,000	435,722
Shanghai Kindly Medical Instruments Co., Ltd., Class H(c)	89,400	307,652
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	22,500	1,112,405
Silergy Corp.	101,700	2,069,540
TK Group Holdings, Ltd.	1,492,400	307,701
WuXi AppTec Co., Ltd., Class H(b)(c)	157,512	2,046,717
Wuxi Biologics Cayman, Inc.(a)(b)(c)	135,500	1,131,480
		12,109,196

	Shares	Value (Note 2)
Colombia (1.58%)
Canacol Energy, Ltd.	70,190	$622,481
Parex Resources, Inc.	225,620	3,840,737
		4,463,218

Finland (1.11%)
Evli Oyj(a)	40,300	798,402
Musti Group Oyj	137,537	2,327,670
		3,126,072

France (2.87%)
Alten SA	11,958	1,837,412
Antin Infrastructure Partners SA	51,284	1,157,014
Aubay	5,771	297,349
Bureau Veritas SA	11,479	328,200
Esker SA	7,767	1,296,832
Neurones	14,238	608,527
Thermador Groupe	6,663	670,996
Virbac SA	6,169	1,872,125
		8,068,455

Germany (2.60%)
Atoss Software AG	3,391	599,963
Dermapharm Holding SE	17,100	709,803
Friedrich Vorwerk Group SE	20,255	276,122
Mensch und Maschine Software SE	8,301	461,902
Nagarro SE(a)	20,872	2,859,315
Nexus AG	18,017	1,008,736
Puma SE	7,989	545,553
QIAGEN NV(a)	11,559	566,391
UmweltBank AG	19,299	293,732
		7,321,517

Hong Kong (0.94%)
Plover Bay Technologies, Ltd.(c)	3,254,000	1,003,763
Techtronic Industries Co., Ltd.	128,000	1,650,148
		2,653,911

India (3.98%)
Ajanta Pharma, Ltd.	58,172	860,700
Avenue Supermarts, Ltd.(a)(b)(c)	9,530	409,329
Cera Sanitaryware, Ltd.	5,867	378,204
Computer Age Management Services, Ltd.	41,222	1,152,531
EPL, Ltd.	192,943	368,605
Gulf Oil Lubricants India, Ltd.	146,334	776,033
HCL Technologies, Ltd.	43,536	600,344
IndiaMart InterMesh, Ltd.(b)(c)	14,733	819,996
Jyothy Labs, Ltd.	262,240	657,268
Kotak Mahindra Bank, Ltd.	12,958	275,115
Metropolis Healthcare, Ltd.(b)(c)	96,426	1,589,644
Motherson Sumi Wiring India, Ltd.	612,241	386,667
Polycab India, Ltd.	12,231	438,042

	Shares	Value (Note 2)
India (continued)
SJS Enterprises, Ltd.(a)	86,869	$482,402
Tarsons Products, Ltd.(a)	33,903	288,078
WNS Holdings, Ltd., ADR(a)	20,260	1,716,630
		11,199,588

Indonesia (1.07%)
Arwana Citramulia Tbk PT	11,519,400	772,315
Avia Avian Tbk PT	13,596,400	589,728
Selamat Sempurna Tbk PT	10,020,400	1,056,186
Ultrajaya Milk Industry & Trading Co. Tbk PT	6,163,200	604,397
		3,022,626

Ireland (1.98%)
ICON PLC, ADR(a)	8,100	1,868,751
Keywords Studios PLC	58,166	2,042,987
Uniphar PLC	450,997	1,652,309
		5,564,047

Israel (0.80%)
Max Stock, Ltd.	242,125	457,360
Monday.com, Ltd.(a)	3,736	486,390
Tel Aviv Stock Exchange, Ltd.	62,559	377,908
Wix.com, Ltd.(a)	10,813	940,515
		2,262,173

Italy (1.03%)
DiaSorin SpA	2,800	364,502
Interpump Group SpA	17,886	932,750
Piovan SpA(b)(c)	33,337	360,610
Recordati Industria Chimica e Farmaceutica SpA	15,169	664,528
Sesa SpA	4,186	569,613
		2,892,003

Japan (8.08%)
AIT Corp.	23,900	276,674
Asahi Intecc Co., Ltd.	14,100	247,373
BayCurrent Consulting, Inc.	88,600	3,766,348
Beenos, Inc.	36,500	593,759
Carenet, Inc.	150,000	1,251,523
Central Automotive Products, Ltd.	21,700	405,213
Comture Corp.	16,900	324,945
Confidence, Inc.	54,600	843,670
Create SD Holdings Co., Ltd.	16,700	454,403
CrowdWorks, Inc.(a)	56,200	696,322
Enjin Co., Ltd.	27,500	352,411
Funai Soken Holdings, Inc.	48,500	1,049,666
gremz, Inc.	77,700	1,208,821
M&A Capital Partners Co., Ltd.(a)	17,400	589,340
M&A Research Institute, Inc.(a)	13,400	1,076,797
MarkLines Co., Ltd.	53,300	1,099,396
Medikit Co., Ltd.	36,500	692,232
MonotaRO Co., Ltd.	42,000	636,231

	Shares	Value (Note 2)
Japan (continued)
Nihon M&A Center Holdings, Inc.	43,600	$445,741
Prestige International, Inc.	135,800	757,547
Seria Co., Ltd.	17,800	391,158
Strike Co., Ltd.	10,600	343,439
Sun*, Inc.(a)	86,800	968,480
Synchro Food Co., Ltd.(a)	113,400	396,857
System Information Co., Ltd.	71,800	468,101
Systena Corp.	118,800	381,371
Syuppin Co., Ltd.	42,400	358,747
Tsuruha Holdings, Inc.	8,100	596,383
User Local, Inc.	74,300	719,748
WDB coco Co., Ltd.	11,900	537,094
YAKUODO Holdings Co., Ltd.	41,300	824,652
		22,754,442

Luxembourg (0.14%)
Sword Group	8,334	406,063

Malaysia (0.15%)
MR DIY Group M Bhd(b)(c)	953,100	425,725

Mexico (0.72%)
Bolsa Mexicana de Valores SAB de CV	163,700	355,471
GMexico Transportes SAB de CV(b)(c)	362,100	781,869
Grupo Aeroportuario del Centro Norte SAB de CV	98,900	903,574
		2,040,914

Netherlands (0.54%)
Alfen N.V.(a)(b)(c)	5,977	554,534
Shop Apotheke Europe NV(a)(b)(c)	13,306	959,406
		1,513,940

Norway (1.01%)
Bouvet ASA	120,257	710,987
Nordhealth AS, Class A(a)	190,069	407,497
Nordic Semiconductor ASA(a)	25,476	406,242
Self Storage Group ASA(a)	236,945	557,847
SmartCraft ASA(a)	417,293	765,890
		2,848,463

Philippines (1.30%)
AllHome Corp.	11,008,317	494,841
Concepcion Industrial Corp.	1,793,920	550,384
Pryce Corp.	6,894,800	671,463
Puregold Price Club, Inc.	861,100	528,946
Wilcon Depot, Inc.	2,414,600	1,414,403
		3,660,037

Poland (1.34%)
Dino Polska SA(a)(b)(c)	37,712	3,416,508

	Shares	Value (Note 2)
Poland (continued)
LiveChat Software SA	11,893	$346,395
		3,762,903

Singapore (0.59%)
iFAST Corp., Ltd.	263,100	1,046,135
Riverstone Holdings, Ltd.	1,260,700	620,653
		1,666,788

South Africa (0.41%)
Clicks Group, Ltd.	36,446	555,865
Italtile, Ltd.	798,035	609,992
		1,165,857

South Korea (0.78%)
Coupang, Inc.(a)	25,209	425,780
Hyundai Ezwel Co., Ltd.	76,974	469,408
LEENO Industrial, Inc.	3,790	529,089
Suprema, Inc.(a)	8,000	158,754
Tokai Carbon Korea Co., Ltd.	7,139	608,023
		2,191,054

Sweden (4.79%)
AddTech AB, Class B	53,621	856,291
Beijer Alma AB	52,400	1,039,110
Byggfakta Group Nordic Holdco AB(a)	96,749	362,846
Cint Group AB(a)	43,467	163,150
EQT AB	133,671	3,016,255
KNOW IT AB	66,725	1,304,147
Lifco AB	55,000	1,010,369
Lyko Group AB, Class A(a)(c)	20,071	343,934
Nordnet AB publ	53,748	873,649
Sagax AB, Class A	57,943	1,442,098
Sdiptech AB, Class B(a)	36,666	895,232
SwedenCare AB	253,863	826,987
Teqnion AB	36,077	538,174
Vitec Software Group AB, Class B	19,425	822,803
		13,495,045

Taiwan (2.29%)
Bioteque Corp.	72,000	269,492
Brighten Optix Corp.	47,000	298,383
Fuzetec Technology Co., Ltd.	227,519	361,570
GEM Services, Inc./Tw	166,000	389,704
M3 Technology, Inc.	114,000	403,969
Poya International Co., Ltd.	23,853	414,298
Realtek Semiconductor Corp.	26,000	279,211
Sinbon Electronics Co., Ltd.	59,000	566,856
Sporton International, Inc.	340,351	2,498,745
Voltronic Power Technology Corp.	7,247	366,729
Wistron Information Technology & Services Corp.	194,000	586,813
		6,435,770

	Shares	Value (Note 2)
Thailand (0.12%)
Humanica PCL	861,000	$335,122

United States (28.47%)
4imprint Group PLC	7,492	423,917
AgileThought, Inc.(a)	120,254	518,295
Alexandria Real Estate Equities, Inc.	4,228	679,609
Align Technology, Inc.(a)	2,682	723,416
Alpha Teknova, Inc.(a)	79,808	475,656
Ares Management Corp., Class A	8,907	739,192
Ashtead Group PLC	12,082	795,826
Bank of NT Butterfield & Son, Ltd.	82,933	2,650,539
Barrett Business Services, Inc.	12,931	1,285,083
Bio-Techne Corp.	6,692	533,085
Bizlink Holding, Inc.	98,000	859,713
Blue Owl Capital, Inc.	55,785	701,775
Bowman Consulting Group, Ltd.(a)	61,376	1,564,474
Cactus, Inc., Class A	15,702	849,635
CareDx, Inc.(a)	16,376	244,657
Chewy, Inc., Class A(a)	8,918	401,845
Cloudflare, Inc., Class A(a)	10,746	568,571
Coastal Financial Corp.(a)	12,960	591,883
Cricut, Inc.	45,935	449,704
Cross Creek Lucid LP/Partnership Interest(a)(d)	1,000,000	1,000,000
Crowdstrike Holdings, Inc., Class A(a)	4,261	451,240
Datadog, Inc., Class A(a)	3,774	282,333
Dexcom, Inc.(a)	7,786	833,803
DigitalOcean Holdings, Inc.(a)	30,310	889,598
Doximity, Inc., Class A(a)	11,186	394,530
Elastic NV(a)	19,377	1,140,143
EPAM Systems, Inc.(a)	1,484	493,653
Esquire Financial Holdings, Inc.	29,190	1,358,503
Etsy, Inc.(a)	4,957	681,984
Evolution Petroleum Corp.	144,007	898,604
Fastenal Co.	8,411	425,176
Figs, Inc., Class A(a)	59,800	535,210
First Republic Bank	22,952	3,233,478
Five Below, Inc.(a)	4,252	838,197
Freshpet, Inc.(a)	16,010	1,013,913
Frontage Holdings Corp.(a)(b)(c)	5,278,000	1,876,217
Genpact, Ltd.	51,931	2,455,298
Gitlab, Inc., Class A(a)	14,590	720,892
Global Industrial Co.	50,707	1,333,087
GQG Partners, Inc.	1,045,674	1,122,116
Hackett Group, Inc.	41,923	926,498
Healthcare Services Group, Inc.	50,208	676,302
HealthEquity, Inc.(a)	9,500	578,075
Heska Corp.(a)	10,856	970,961
Houlihan Lokey, Inc.	6,506	644,549
HubSpot, Inc.(a)	2,907	1,008,758
I3 Verticals, Inc., Class A(a)	20,080	580,714

	Shares	Value (Note 2)
United States (continued)
Insperity, Inc.	8,278	$915,133
JFrog, Ltd.(a)	63,765	1,639,398
Knight-Swift Transportation Holdings, Inc.	5,070	299,637
LeMaitre Vascular, Inc.	19,790	933,692
Littelfuse, Inc.	7,666	1,967,786
Lululemon Athletica, Inc.(a)	2,592	795,433
MaxCyte, Inc.(a)	219,088	1,287,296
Medpace Holdings, Inc.(a)	4,426	978,456
Microchip Technology, Inc.	12,313	955,735
Moelis & Co., Class A	5,699	266,428
Monolithic Power Systems, Inc.	2,317	988,340
New Relic, Inc.(a)	15,118	922,954
NV5 Global, Inc.(a)	1,770	235,923
Ollie's Bargain Outlet Holdings, Inc.(a)	9,021	493,990
P10, Inc., Class A	176,600	1,995,580
PagerDuty, Inc.(a)	49,252	1,467,217
Paycom Software, Inc.(a)	3,585	1,161,325
PJT Partners, Inc., Class A	34,759	2,781,763
Pool Corp.	3,421	1,319,172
Power Integrations, Inc.	5,027	432,774
Qualys, Inc.(a)	12,907	1,488,952
Rapid7, Inc.(a)	18,611	742,021
Revolve Group, Inc.(a)	35,282	1,006,948
Rexford Industrial Realty, Inc.	18,039	1,144,935
Ross Stores, Inc.	6,832	807,474
Shoals Technologies Group, Inc., Class A(a)	33,096	923,047
Silicon Laboratories, Inc.(a)	4,150	651,176
Skechers USA, Inc., Class A, Class A(a)	11,770	566,725
Smartsheet, Inc., Class A(a)	13,731	593,316
Squarespace, Inc., Class A(a)	28,330	671,988
SVB Financial Group(a)	9,607	2,905,541
Terreno Realty Corp.	17,387	1,120,244
Texas Roadhouse, Inc.	3,860	387,660
TPG, Inc.	43,206	1,391,665
Tradeweb Markets, Inc.	10,174	758,370
Ulta Beauty, Inc.(a)	807	414,766
US Physical Therapy, Inc.	3,443	341,373
		80,174,940

Vietnam (1.28%)
FPT Corp.	253,680	905,579
Vietnam Technological & Commercial Joint Stock Bank(a)	2,138,281	2,693,841
		3,599,420

TOTAL COMMON STOCKS
(Cost $221,464,934)		269,774,097

	Shares	Value (Note 2)
Vietnam (continued)
PREFERRED STOCKS (0.67%)
United States (0.67%)
Dataminr Inc - Private Placement(a)(d)	45,833	$912,077
Gusto Inc Series E Preferred(a)(d)	32,241	980,126
		1,892,203

TOTAL PREFERRED STOCKS
(Cost $1,892,053)		1,892,203

TOTAL INVESTMENTS (96.48%)
(Cost $223,356,987)		$271,666,300

Other Assets In Excess Of Liabilities (3.52%)		9,900,096

NET ASSETS (100.00%)		$281,566,396

(a)	Non-Income Producing Security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2023, these securities had a total aggregate market value of $20,317,434, representing 7.22% of net assets.
(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of January 31, 2023, the aggregate market value of these securities was $22,127,682, representing 7.86% of net assets.
(d)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as level 3 assets. See also footnote 2 to the financial statements for additional information.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Sector Composition (January 31, 2023) (Unaudited)
Technology	26.8%
Financials	19.3%
Consumer	16.1%
Industrials	15.6%

Sector Composition (January 31, 2023) (Unaudited) (continued)
Health Care	15.4%
Energy & Materials	3.3%
Cash, Cash Equivalents, & Other Net Assets	3.5%
Total	100%

Industry Composition (January 31, 2023) (Unaudited)
Capital Markets	12.6%
IT Services	12.0%
Software	8.2%
Professional Services	6.0%
Banks	4.9%
Life Sciences Tools & Services	4.7%
Semiconductors & Semiconductor Equipment	3.7%
Specialty Retail	3.6%
Pharmaceuticals	3.4%
Food & Staples Retailing	3.3%
Health Care Equipment & Supplies	3.0%
Health Care Providers & Services	2.7%
Multiline Retail	2.7%
Trading Companies & Distributors	2.5%
Oil, Gas & Consumable Fuels	2.2%
Machinery	1.9%
Electronic Equipment, Instruments & Components	1.7%
Internet & Direct Marketing Retail	1.6%
Commercial Services & Supplies	1.4%
Equity Real Estate Investment Trusts (REITs)	1.3%
Auto Components	1.1%
Health Care Technology	1.1%
Electrical Equipment	1.1%
Textiles, Apparel & Luxury Goods	1.0%
Other Industries (each less than 1%)	8.8%
Cash and Other Assets, Less Liabilities	3.5%
Total	100.0%

Grandeur Peak Global Stalwarts Fund

PORTFOLIO OF INVESTMENTS

January 31, 2023 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (99.04%)
Argentina (2.87%)
Globant SA(a)	42,434	$6,881,946

Australia (0.35%)
Netwealth Group, Ltd.	87,242	832,054

Belgium (2.11%)
Melexis NV	36,164	3,852,332
Warehouses De Pauw CVA	38,351	1,216,178
		5,068,510

Brazil (1.24%)
CI&T, Inc., Class A(a)	93,100	692,664
Patria Investments, Ltd., Class A	147,625	2,277,854
		2,970,518

Britain (17.09%)
Abcam PLC, ADR(a)	62,227	863,089
B&M European Value Retail SA	1,249,946	6,912,587
CVS Group PLC	173,422	4,312,349
Dechra Pharmaceuticals PLC	182,563	6,474,800
Diploma PLC	39,709	1,343,252
Endava PLC, ADR(a)	112,484	9,883,969
Halma PLC	49,376	1,314,587
Impax Asset Management Group PLC	305,910	2,941,198
JTC PLC(b)(c)	189,337	1,684,030
Softcat PLC	74,250	1,111,069
St. James's Place PLC	272,155	4,126,882
		40,967,812

Canada (0.56%)
Aritzia, Inc.(a)	37,044	1,336,095

China (4.37%)
Alibaba Group Holding, Ltd.(a)	43,000	591,193
Hangzhou Tigermed Consulting Co., Ltd., Class A	47,800	826,324
Silergy Corp.	320,600	6,524,036
WuXi AppTec Co., Ltd., Class H(b)(c)	136,192	1,769,684
Wuxi Biologics Cayman, Inc.(a)(b)(c)	92,900	775,753
		10,486,990
Finland (0.31%)
Musti Group Oyj	44,449	752,253

France (3.66%)
Alten SA	28,042	4,308,807
Antin Infrastructure Partners SA	61,304	1,383,075
BioMerieux	7,503	764,897
Virbac SA	7,610	2,309,429
		8,766,208

Germany (1.97%)
Atoss Software AG	6,946	1,228,942
Dermapharm Holding SE	40,685	1,688,792
Nagarro SE(a)	13,125	1,798,031
		4,715,765

Hong Kong (2.59%)
Techtronic Industries Co., Ltd.	481,500	6,207,393

India (3.74%)
Ajanta Pharma, Ltd.	54,905	812,363
Avenue Supermarts, Ltd.(a)(b)(c)	15,669	673,009
Bajaj Finance, Ltd.	12,805	925,653
Computer Age Management Services, Ltd.	39,431	1,102,456
IndiaMart InterMesh, Ltd.(b)(c)	20,408	1,135,850
Metropolis Healthcare, Ltd.(b)(c)	70,024	1,154,390
Motherson Sumi Wiring India, Ltd.	1,419,327	896,390
WNS Holdings, Ltd., ADR(a)	26,677	2,260,342
		8,960,453

Ireland (2.60%)
ICON PLC, ADR(a)	11,367	2,622,480
Keywords Studios PLC	103,076	3,620,378
		6,242,858

Italy (2.05%)
DiaSorin SpA	15,406	2,005,541
FinecoBank Banca Fineco SpA	62,364	1,119,545
Recordati Industria Chimica e Farmaceutica SpA	23,342	1,022,574
Sesa SpA	5,719	778,217
		4,925,877

Japan (3.83%)
BayCurrent Consulting, Inc.	91,500	3,889,626
M&A Capital Partners Co., Ltd.(a)	53,700	1,818,824
MonotaRO Co., Ltd.	140,500	2,128,345
Nihon M&A Center Holdings, Inc.	132,100	1,350,512
		9,187,307

Mexico (1.31%)
Grupo Aeroportuario del Centro Norte SAB de CV	150,200	1,372,264
Regional SAB de CV	205,433	1,777,608
		3,149,872

Norway (0.79%)
Nordic Semiconductor ASA(a)	118,415	1,888,252

Philippines (0.37%)
Wilcon Depot, Inc.	1,522,100	891,602

Poland (1.58%)
Dino Polska SA(a)(b)(c)	41,814	3,788,127

South Korea (0.47%)
LEENO Industrial, Inc.	8,165	1,139,844

Sweden (2.91%)
AddTech AB, Class B	69,202	1,105,110
EQT AB	159,224	3,592,852
Lifco AB	62,396	1,146,236
Sagax AB, Class B	22,341	555,732
SwedenCare AB	174,228	567,568
		6,967,498

Taiwan (1.22%)
ASPEED Technology, Inc.	11,000	779,003
Sinbon Electronics Co., Ltd.	117,500	1,128,907
Voltronic Power Technology Corp.	19,975	1,010,821
		2,918,731

United States (40.37%)
Align Technology, Inc.(a)	10,109	2,726,701
Ares Management Corp., Class A	8,900	738,611
Ashtead Group PLC	38,224	2,517,765
Bank of NT Butterfield & Son, Ltd.	56,278	1,798,645
Bill.com Holdings, Inc.(a)	7,066	816,971
Bizlink Holding, Inc.	27,000	236,860
Blue Owl Capital, Inc.	57,150	718,947
Cloudflare, Inc., Class A(a)	23,968	1,268,147
Cross Creek Lucid LP/Partnership Interest(a)(d)	1,300,000	1,300,000
Crowdstrike Holdings, Inc., Class A(a)	7,400	783,660
Datadog, Inc., Class A(a)	13,354	999,013
DigitalOcean Holdings, Inc.(a)	29,188	856,668
Elastic NV(a)	14,329	843,118
EPAM Systems, Inc.(a)	5,414	1,800,967
Etsy, Inc.(a)	16,970	2,334,733
First Republic Bank	81,712	11,511,587
Five Below, Inc.(a)	12,887	2,540,414
Genpact, Ltd.	74,342	3,514,890
Gitlab, Inc., Class A(a)	32,576	1,609,580
Global Industrial Co.	97,812	2,571,477
GQG Partners, Inc.	665,739	714,407
HealthEquity, Inc.(a)	14,000	851,900
Heska Corp.(a)	29,968	2,680,338
HubSpot, Inc.(a)	7,515	2,607,780
IDEXX Laboratories, Inc.(a)	4,125	1,982,062
JFrog, Ltd.(a)	50,050	1,286,785
Littelfuse, Inc.	28,106	7,214,529
Lululemon Athletica, Inc.(a)	8,643	2,652,364

MaxCyte, Inc.(a)	218,368	1,275,269
Medpace Holdings, Inc.(a)	7,768	1,717,272
Monolithic Power Systems, Inc.	4,379	1,867,906
Ollie's Bargain Outlet Holdings, Inc.(a)	34,351	1,881,061
P10, Inc., Class A	167,322	1,890,739
PagerDuty, Inc.(a)	33,605	1,001,093
Paycom Software, Inc.(a)	10,717	3,471,665
PJT Partners, Inc., Class A	50,707	4,058,081
Pool Corp.	6,822	2,630,631
Power Integrations, Inc.	6,625	570,346
Qualys, Inc.(a)	18,913	2,181,804
Shoals Technologies Group, Inc., Class A(a)	90,003	2,510,184
Silicon Laboratories, Inc.(a)	11,566	1,814,821
SVB Financial Group(a)	17,754	5,369,520
Terreno Realty Corp.	14,551	937,521
TPG, Inc.	39,701	1,278,769
Tradeweb Markets, Inc.	11,587	863,695
		96,799,296

Vietnam (0.68%)
Vietnam Technological & Commercial Joint Stock Bank(a)	1,291,505	1,627,059

TOTAL COMMON STOCKS
(Cost $208,340,729)		237,472,320

PREFERRED STOCKS (0.68%)
United States (0.68%)
Dataminr Inc - Private Placement(a)(d)	24,262	482,814
Gusto Inc Series E Preferred(a)(d)	37,637	1,144,164
		1,626,978

TOTAL PREFERRED STOCKS
(Cost $1,626,803)		1,626,978

TOTAL INVESTMENTS (99.72%)
(Cost $209,967,532)		$239,099,298

Other Assets In Excess Of Liabilities (0.28%)		680,310

NET ASSETS (100.00%)		$239,779,608

(a)	Non-Income Producing Security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2023, these securities had a total aggregate market value of $10,980,843, representing 4.58% of net assets.

(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of January 31, 2023, the aggregate market value of these securities was $10,980,843, representing 4.58% of net assets.
(d)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as level 3 assets. See also footnote 2 to the financial statements for additional information.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Sector Composition (January 31, 2023) (Unaudited)
Technology	36.0%
Financials	23.6%
Health Care	16.1%
Industrials	12.1%
Consumer	11.9%
Cash, Cash Equivalents, & Other Net Assets	0.3%
Total	100%

Industry Composition (January 31, 2023) (Unaudited)
IT Services	16.4%
Capital Markets	12.4%
Banks	9.7%
Semiconductors & Semiconductor Equipment	7.7%
Software	7.6%
Pharmaceuticals	5.2%
Trading Companies & Distributors	4.7%
Electronic Equipment, Instruments & Components	4.3%
Health Care Equipment & Supplies	4.1%
Life Sciences Tools & Services	3.7%
Multiline Retail	3.7%
Health Care Providers & Services	2.7%
Machinery	2.6%
Specialty Retail	2.4%
Professional Services	2.2%
Food & Staples Retailing	1.9%
Electrical Equipment	1.5%
Internet & Direct Marketing Retail	1.3%
Textiles, Apparel & Luxury Goods	1.1%
Distributors	1.1%
Other Industries (each less than 1%)	3.4%
Cash and Other Assets, Less Liabilities	0.3%
Total	100.0%

Grandeur Peak International Opportunities Fund

PORTFOLIO OF INVESTMENTS

January 31, 2023 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (97.19%)
Argentina (0.64%)
Globant SA(a)	27,205	$4,412,107

Australia (1.02%)
Fiducian Group, Ltd.	215,640	1,057,172
Netwealth Group, Ltd.	290,554	2,771,102
PeopleIN, Ltd.	1,360,968	3,185,009
		7,013,283

Bangladesh (0.45%)
Square Pharmaceuticals, Ltd.	1,579,730	3,104,706

Belgium (3.11%)
Melexis NV	92,020	9,802,332
Warehouses De Pauw CVA	173,128	5,490,196
X-Fab Silicon Foundries SE(a)(b)(c)	692,246	6,055,528
		21,348,056

Brazil (1.01%)
Locaweb Servicos de Internet SA(a)(b)(c)	2,004,700	2,535,345
Patria Investments, Ltd., Class A	287,046	4,429,120
		6,964,465

Britain (18.12%)
Abcam PLC, ADR(a)	162,303	2,251,143
B&M European Value Retail SA	2,436,786	13,476,178
Bytes Technology Group PLC	339,088	1,617,830
CVS Group PLC	637,764	15,858,778
Dechra Pharmaceuticals PLC	356,204	12,633,172
Diploma PLC	171,792	5,811,275
Endava PLC, ADR(a)	207,257	18,211,673
Ergomed PLC(a)	169,734	2,514,455
Foresight Group Holdings, Ltd.	1,151,367	6,543,426
FRP Advisory Group PLC	778,908	1,412,003
Impax Asset Management Group PLC	926,655	8,909,404
JTC PLC(b)(c)	663,179	5,898,549
Marlowe PLC(a)	462,881	2,864,723
On the Beach Group PLC(a)(b)(c)	1,269,458	2,754,708
Pensionbee Group PLC(a)	1,259,004	970,100
Premier Miton Group PLC	1,379,140	1,990,630
Softcat PLC	351,765	5,263,772
St. James's Place PLC	302,906	4,593,181
Volution Group PLC	2,333,236	10,881,021
		124,456,021

Canada (1.97%)
Aritzia, Inc.(a)	115,701	4,173,080
Gildan Activewear, Inc.	113,006	3,543,354

	Shares	Value (Note 2)
Canada (continued)
Richelieu Hardware, Ltd.	195,950	$5,827,471
		13,543,905

China (4.81%)
Hangzhou Robam Appliances Co., Ltd., Class A	1,315,377	5,862,351
Man Wah Holdings, Ltd.	4,669,500	5,398,603
O2Micro International, Ltd., ADR(a)	567,170	2,660,027
Shanghai Hanbell Precise Machinery Co., Ltd.	443,600	1,773,268
Silergy Corp.	656,996	13,369,512
Suofeiya Home Collection Co., Ltd., Class A	787,700	2,450,400
TK Group Holdings, Ltd.	7,310,000	1,507,164
		33,021,325

Colombia (0.53%)
Parex Resources, Inc.	213,006	3,626,009

Finland (0.95%)
Musti Group Oyj	384,110	6,500,660

France (6.59%)
Alten SA	76,579	11,766,784
Antin Infrastructure Partners SA	87,055	1,964,041
Aubay	25,222	1,299,554
Bureau Veritas SA	120,583	3,447,631
Esker SA	28,311	4,727,001
Neurones	77,697	3,320,739
Thermador Groupe	67,214	6,768,776
Virbac SA	39,519	11,992,948
		45,287,474

Germany (4.80%)
Atoss Software AG	19,698	3,485,129
Dermapharm Holding SE	161,607	6,708,136
Friedrich Vorwerk Group SE	99,654	1,358,511
Mensch und Maschine Software SE	92,196	5,130,167
Nagarro SE(a)	56,464	7,735,165
Nexus AG	81,206	4,546,561
QIAGEN NV(a)	81,231	3,980,319
		32,943,988

Hong Kong (0.49%)
Techtronic Industries Co., Ltd.	260,100	3,353,153

India (6.23%)
Ajanta Pharma, Ltd.	234,905	3,475,604
Cera Sanitaryware, Ltd.	59,925	3,862,940
City Union Bank, Ltd.	1,474,254	2,865,783
Computer Age Management Services, Ltd.	99,521	2,782,519
Gulf Oil Lubricants India, Ltd.	101,019	535,720
IndiaMart InterMesh, Ltd.(b)(c)	52,816	2,939,585

	Shares	Value (Note 2)
India (continued)
Kotak Mahindra Bank, Ltd.	99,698	$2,116,717
Metropolis Healthcare, Ltd.(b)(c)	370,832	6,113,401
Motherson Sumi Wiring India, Ltd.	2,715,755	1,715,162
Nippon Life India Asset Management, Ltd.(b)(c)	323,632	986,344
Polycab India, Ltd.	103,054	3,690,785
Tarsons Products, Ltd.(a)	303,500	2,578,878
WNS Holdings, Ltd., ADR(a)	107,571	9,114,491
		42,777,929

Indonesia (1.82%)
Arwana Citramulia Tbk PT	48,815,300	3,272,807
Bank Tabungan Pensiunan Nasional Syariah	17,877,500	3,057,244
Selamat Sempurna Tbk PT	37,382,900	3,940,292
Ultrajaya Milk Industry & Trading Co. Tbk PT	22,958,000	2,251,385
		12,521,728

Ireland (3.27%)
ICON PLC, ADR(a)	18,574	4,285,207
Keywords Studios PLC	226,979	7,972,270
Uniphar PLC	2,784,512	10,201,563
		22,459,040

Israel (0.31%)
Wix.com, Ltd.(a)	24,258	2,109,961

Italy (3.84%)
DiaSorin SpA	18,725	2,437,606
FinecoBank Banca Fineco SpA	237,729	4,267,661
GVS SpA(a)(b)(c)	300,176	1,585,977
Interpump Group SpA	155,447	8,106,516
Piovan SpA(b)(c)	186,219	2,014,349
Recordati Industria Chimica e Farmaceutica SpA	88,551	3,879,271
Sesa SpA	30,236	4,114,385
		26,405,765

Japan (14.21%)
AIT Corp.	246,300	2,851,251
BayCurrent Consulting, Inc.	183,600	7,804,757
Beenos, Inc.	112,700	1,833,331
Carenet, Inc.	412,500	3,441,688
Charm Care Corp.	480,900	4,326,909
Create SD Holdings Co., Ltd.	115,500	3,142,726
CrowdWorks, Inc.(a)	312,000	3,865,703
eGuarantee, Inc.	200,900	3,747,853
Funai Soken Holdings, Inc.	205,000	4,436,734
gremz, Inc.	191,700	2,982,382
M&A Capital Partners Co., Ltd.(a)	173,900	5,890,009
MarkLines Co., Ltd.	247,800	5,111,264
MonotaRO Co., Ltd.	164,900	2,497,965
Nihon M&A Center Holdings, Inc.	172,200	1,760,471

	Shares	Value (Note 2)
Japan (continued)
Open Door, Inc.(a)	130,200	$1,839,612
Prestige International, Inc.	330,000	1,840,871
Seria Co., Ltd.	229,000	5,032,309
Strike Co., Ltd.	210,900	6,833,148
Sun*, Inc.(a)	449,300	5,013,114
Synchro Food Co., Ltd.(a)	613,400	2,146,666
System Information Co., Ltd.	423,300	2,759,710
Systena Corp.	972,300	3,121,268
Trancom Co., Ltd.	76,790	4,399,860
Tsuruha Holdings, Inc.	61,800	4,550,185
User Local, Inc.	207,200	2,007,157
Visional, Inc.(a)	17,200	1,246,287
YAKUODO Holdings Co., Ltd.	156,800	3,130,882
		97,614,112

Luxembourg (0.44%)
Sword Group	62,260	3,033,538

Mexico (0.96%)
GMexico Transportes SAB de CV(b)(c)	1,220,800	2,636,028
Grupo Aeroportuario del Centro Norte SAB de CV	432,400	3,950,511
		6,586,539

Netherlands (0.47%)
Shop Apotheke Europe NV(a)(b)(c)	44,871	3,235,346

Norway (1.54%)
Bouvet ASA	326,244	1,928,829
Nordhealth AS, Class A(a)	985,229	2,112,277
Nordic Semiconductor ASA(a)	105,983	1,690,011
Self Storage Group ASA(a)	1,016,072	2,392,171
SmartCraft ASA(a)	1,335,830	2,451,752
		10,575,040

Philippines (1.50%)
Puregold Price Club, Inc.	6,141,500	3,772,526
Robinsons Land Corp.	11,279,400	3,166,168
Wilcon Depot, Inc.	5,738,600	3,361,506
		10,300,200

Poland (0.96%)
Dino Polska SA(a)(b)(c)	72,746	6,590,403

Singapore (0.55%)
Riverstone Holdings, Ltd.	7,661,900	3,772,019

South Africa (0.47%)
Italtile, Ltd.	4,209,423	3,217,547

South Korea (1.64%)
Eo Technics Co Ltd	29,100	1,782,349
Hyundai Ezwel Co., Ltd.	317,703	1,937,437
LEENO Industrial, Inc.	23,508	3,281,745
Suprema, Inc.(a)	130,376	2,587,211

	Shares	Value (Note 2)
South Korea (continued)
Tokai Carbon Korea Co., Ltd.	20,105	$1,712,328
		11,301,070

Sweden (5.48%)
AddTech AB, Class B	252,500	4,032,256
Beijer Alma AB	333,735	6,618,078
Byggfakta Group Nordic Holdco AB(a)	650,446	2,439,421
Cint Group AB(a)	568,058	2,132,167
EQT AB	108,667	2,452,045
KNOW IT AB	292,109	5,709,299
Lyko Group AB, Class A(a)(c)	88,379	1,514,451
Nordnet AB publ	133,460	2,169,330
Sagax AB, Class B	117,372	2,919,628
Sdiptech AB, Class B(a)	155,024	3,785,045
SwedenCare AB	448,286	1,460,343
Teqnion AB	163,203	2,434,561
		37,666,624

Taiwan (3.19%)
Bioteque Corp.	381,000	1,426,061
M3 Technology, Inc.	467,000	1,654,853
Realtek Semiconductor Corp.	164,000	1,761,178
Sinbon Electronics Co., Ltd.	373,000	3,583,680
Sporton International, Inc.	1,120,703	8,227,831
Voltronic Power Technology Corp.	47,850	2,421,415
Wistron Information Technology & Services Corp.	929,000	2,810,047
		21,885,065

United States (5.02%)
Bank of NT Butterfield & Son, Ltd.	309,782	9,900,633
Bizlink Holding, Inc.	505,900	4,438,050
Frontage Holdings Corp.(a)(b)(c)	11,900,000	4,230,198
Genpact, Ltd.	248,168	11,733,383
GQG Partners, Inc.	1,987,710	2,133,018
JFrog, Ltd.(a)	79,025	2,031,733
		34,467,015

Vietnam (0.80%)
FPT Corp.	71,750	256,131
Vietnam Technological & Commercial Joint Stock Bank(a)	4,151,773	5,230,471
		5,486,602

TOTAL COMMON STOCKS
(Cost $554,859,617)		667,580,695

	Shares	Value (Note 2)
Vietnam (continued)
TOTAL INVESTMENTS (97.19%)
(Cost $554,859,617)		$667,580,695

Other Assets In Excess Of Liabilities (2.81%)		19,300,258

NET ASSETS (100.00%)		$686,880,953

(a)	Non-Income Producing Security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2023, these securities had a total aggregate market value of $47,575,761, representing 6.93% of net assets.
(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of January 31, 2023, the aggregate market value of these securities was $49,090,213, representing 7.15% of net assets.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Sector Composition (January 31, 2023) (Unaudited)
Technology	29.0%
Industrials	21.0%
Health Care	17.1%
Financials	15.0%
Consumer	14.5%
Energy & Materials	0.6%
Cash, Cash Equivalents, & Other Net Assets	2.8%
Total	100%

Industry Composition (January 31, 2023) (Unaudited)
IT Services	15.7%
Capital Markets	8.9%
Pharmaceuticals	6.3%
Semiconductors & Semiconductor Equipment	6.0%
Health Care Providers & Services	5.3%
Professional Services	4.8%
Software	4.6%
Trading Companies & Distributors	4.5%
Banks	3.9%
Machinery	3.7%
Food & Staples Retailing	3.7%
Specialty Retail	2.8%
Building Products	2.7%
Multiline Retail	2.7%
Life Sciences Tools & Services	2.6%
Household Durables	2.0%
Electronic Equipment, Instruments & Components	1.7%
Electrical Equipment	1.6%
Health Care Technology	1.5%
Commercial Services & Supplies	1.5%
Health Care Equipment & Supplies	1.1%
Road & Rail	1.0%
Interactive Media & Services	1.0%
Other Industries (each less than 1%)	7.6%
Cash and Other Assets, Less Liabilities	2.8%
Total	100.0%

Grandeur Peak International Stalwarts Fund

PORTFOLIO OF INVESTMENTS

January 31, 2023 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (98.63%)
Argentina (3.14%)
Globant SA(a)	342,534	$55,552,164

Australia (0.57%)
Netwealth Group, Ltd.	1,058,718	10,097,317

Belgium (3.16%)
Melexis NV	368,506	39,254,709
Warehouses De Pauw CVA	528,227	16,751,014
		56,005,723

Brazil (1.26%)
CI&T, Inc., Class A(a)	595,700	4,432,008
Patria Investments, Ltd., Class A	1,155,126	17,823,594
		22,255,602

Britain (22.21%)
Abcam PLC, ADR(a)	1,340,264	18,589,462
B&M European Value Retail SA	11,939,551	66,029,398
CVS Group PLC	1,208,274	30,045,204
Dechra Pharmaceuticals PLC	1,730,711	61,381,596
Diploma PLC	589,703	19,948,111
Endava PLC, ADR(a)	867,156	76,196,998
Halma PLC	500,578	13,327,393
Impax Asset Management Group PLC	2,151,343	20,684,272
Intertek Group PLC	200,113	10,755,467
JTC PLC(b)(c)	1,818,945	16,178,342
Softcat PLC	826,127	12,362,071
St. James's Place PLC	3,139,418	47,605,251
		393,103,565

Canada (1.30%)
Aritzia, Inc.(a)	382,248	13,786,841
Gildan Activewear, Inc.	294,246	9,226,217
		23,013,058

China (7.21%)
Alibaba Group Holding, Ltd.(a)	457,500	6,290,016
Hangzhou Robam Appliances Co., Ltd., Class A	941,619	4,196,592
Hangzhou Tigermed Consulting Co., Ltd., Class A	518,050	8,955,593
Man Wah Holdings, Ltd.	10,142,800	11,726,512
Silergy Corp.	3,024,800	61,553,040
WuXi AppTec Co., Ltd., Class H(b)(c)	1,943,812	25,257,963

	Shares	Value (Note 2)
China (continued)
Wuxi Biologics Cayman, Inc.(a)(b)(c)	1,152,400	$9,623,010
		127,602,726

Finland (0.28%)
Musti Group Oyj	287,787	4,870,494

France (5.60%)
Alten SA	315,224	48,435,899
Antin Infrastructure Partners SA	484,963	10,941,210
BioMerieux	85,129	8,678,519
Bureau Veritas SA	368,861	10,546,233
Virbac SA	67,568	20,505,061
		99,106,922

Germany (2.72%)
Atoss Software AG	55,126	9,753,337
Dermapharm Holding SE	349,680	14,514,847
Nagarro SE(a)	105,867	14,503,023
QIAGEN NV(a)	190,030	9,311,470
		48,082,677

Hong Kong (2.71%)
Techtronic Industries Co., Ltd.	3,715,000	47,892,972

India (6.23%)
Ajanta Pharma, Ltd.	615,844	9,111,897
Avenue Supermarts, Ltd.(a)(b)(c)	169,557	7,282,750
Bajaj Finance, Ltd.	146,307	10,576,304
Computer Age Management Services, Ltd.	427,965	11,965,524
IndiaMart InterMesh, Ltd.(b)(c)	190,227	10,587,483
Kotak Mahindra Bank, Ltd.	354,996	7,537,023
Metropolis Healthcare, Ltd.(b)(c)	643,940	10,615,759
Motherson Sumi Wiring India, Ltd.	15,052,655	9,506,651
Nippon Life India Asset Management, Ltd.(b)(c)	104,258	317,751
WNS Holdings, Ltd., ADR(a)	386,665	32,762,126
		110,263,268

Indonesia (0.37%)
Bank Tabungan Pensiunan Nasional Syariah	37,772,600	6,459,519

Ireland (3.38%)
ICON PLC, ADR(a)	113,537	26,194,121
Keywords Studios PLC	959,456	33,699,339
		59,893,460

Italy (4.87%)
DiaSorin SpA	159,160	20,719,325
FinecoBank Banca Fineco SpA	1,401,514	25,159,681
Interpump Group SpA	342,465	17,859,451

	Shares	Value (Note 2)
Italy (continued)
Recordati Industria Chimica e Farmaceutica SpA	210,670	$9,229,098
Sesa SpA	97,818	13,310,653
		86,278,208

Japan (7.25%)
BayCurrent Consulting, Inc.	866,000	36,813,289
GMO Payment Gateway, Inc.	103,200	9,549,302
M&A Capital Partners Co., Ltd.(a)	510,700	17,297,455
MonotaRO Co., Ltd.	1,511,500	22,896,755
Nihon M&A Center Holdings, Inc.	1,827,100	18,679,186
Systena Corp.	6,362,100	20,423,549
Visional, Inc.(a)	35,800	2,594,016
		128,253,552

Mexico (1.83%)
Grupo Aeroportuario del Centro Norte SAB de CV	1,735,100	15,852,293
Regional SAB de CV	1,907,300	16,503,835
		32,356,128

Norway (0.95%)
Nordic Semiconductor ASA(a)	1,055,593	16,832,546

Philippines (0.71%)
Wilcon Depot, Inc.	21,551,800	12,624,422

Poland (2.50%)
Dino Polska SA(a)(b)(c)	488,577	44,262,493

South Korea (0.85%)
LEENO Industrial, Inc.	107,906	15,063,809

Sweden (5.09%)
AddTech AB, Class B	862,649	13,775,927
Cint Group AB(a)	907,290	3,405,452
EQT AB	1,616,499	36,475,921
Lifco AB	702,688	12,908,623
Nordnet AB publ	557,658	9,064,471
Sagax AB, Class B	429,399	10,681,299
SwedenCare AB	1,152,051	3,752,937
		90,064,630

Switzerland (1.09%)
Partners Group Holding AG	20,645	19,371,148

Taiwan (1.96%)
ASPEED Technology, Inc.	111,000	7,860,848
Sinbon Electronics Co., Ltd.	1,327,000	12,749,446
Voltronic Power Technology Corp.	279,490	14,143,391
		34,753,685

United States (10.79%)
Ashtead Group PLC	418,969	27,596,946

	Shares	Value (Note 2)
United States (continued)
Bank of NT Butterfield & Son, Ltd.	720,164	$23,016,441
Bizlink Holding, Inc.	280,000	2,456,323
Cloudflare, Inc., Class A(a)	110,388	5,840,629
EPAM Systems, Inc.(a)	74,001	24,616,433
Genpact, Ltd.	755,223	35,706,943
JFrog, Ltd.(a)	740,025	19,026,043
Lululemon Athletica, Inc.(a)	93,478	28,686,529
Monolithic Power Systems, Inc.	56,472	24,088,696
		191,034,983

Vietnam (0.60%)
Vietnam Technological & Commercial Joint Stock Bank(a)	8,443,926	10,637,796

TOTAL COMMON STOCKS
(Cost $1,508,911,344)		1,745,732,867

TOTAL INVESTMENTS (98.63%)
(Cost $1,508,911,344)		$1,745,732,867

Other Assets In Excess Of Liabilities (1.37%)		24,246,784

NET ASSETS (100.00%)		$1,769,979,651

(a)	Non-Income Producing Security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2023, these securities had a total aggregate market value of $124,125,552, representing 7.01% of net assets.
(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of January 31, 2023, the aggregate market value of these securities was $124,125,552, representing 7.01% of net assets.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Sector Composition (January 31, 2023) (Unaudited)
Technology	35.2%

Sector Composition (January 31, 2023) (Unaudited) (continued)
Financials	18.9%
Health Care	16.1%
Industrials	16.1%
Consumer	12.3%
Cash, Cash Equivalents, & Other Net Assets	1.4%
Total	100%

Industry Composition (January 31, 2023) (Unaudited)
IT Services	20.6%
Capital Markets	11.7%
Semiconductors & Semiconductor Equipment	9.3%
Pharmaceuticals	6.7%
Trading Companies & Distributors	5.4%
Banks	5.0%
Professional Services	4.5%
Life Sciences Tools & Services	4.4%
Machinery	3.7%
Multiline Retail	3.7%
Software	3.0%
Food & Staples Retailing	2.9%
Electronic Equipment, Instruments & Components	2.3%
Health Care Providers & Services	2.3%
Textiles, Apparel & Luxury Goods	2.1%
Specialty Retail	1.8%
Health Care Equipment & Supplies	1.7%
Equity Real Estate Investment Trusts (REITs)	1.0%
Biotechnology	1.0%
Other Industries (each less than 1%)	5.5%
Cash and Other Assets, Less Liabilities	1.4%
Total	100.0%

Grandeur Peak US Stalwarts Fund

PORTFOLIO OF INVESTMENTS

January 31, 2023 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (98.58%)
Argentina (2.65%)
Globant SA(a)	17,703	$2,871,073

Britain (4.21%)
Endava PLC, ADR(a)	52,064	4,574,864

Canada (0.79%)
Aritzia, Inc.(a)	23,719	855,492

China (0.66%)
O2Micro International, Ltd., ADR(a)	152,896	717,082

Germany (0.85%)
QIAGEN NV(a)	18,775	919,975

Hong Kong (3.12%)
Techtronic Industries Co., Ltd.	262,300	3,381,515

India (0.97%)
WNS Holdings, Ltd., ADR(a)	12,460	1,055,736

Ireland (2.51%)
ICON PLC, ADR(a)	11,763	2,713,841

United States (82.82%)
Align Technology, Inc.(a)	9,457	2,550,837
Ares Management Corp., Class A	6,675	553,958
Ashtead Group PLC	24,405	1,607,526
Bank of Hawaii Corp.	6,577	503,075
Bank of NT Butterfield & Son, Ltd.	52,761	1,686,242
Bill.com Holdings, Inc.(a)	6,123	707,941
Bio-Techne Corp.	11,864	945,086
Blue Owl Capital, Inc.	43,000	540,940
Cloudflare, Inc., Class A(a)	17,944	949,417
Cross Creek Lucid LP/Partnership Interest(a)(b)	700,000	700,000
Crowdstrike Holdings, Inc., Class A(a)	6,507	689,091
Datadog, Inc., Class A(a)	9,493	710,171
Dexcom, Inc.(a)	8,526	913,049
DigitalOcean Holdings, Inc.(a)	29,926	878,328
Doximity, Inc., Class A(a)	21,142	745,678
Elastic NV(a)	14,816	871,773
EPAM Systems, Inc.(a)	8,148	2,710,432
Etsy, Inc.(a)	15,698	2,159,731
Fastenal Co.	15,347	775,791
First Republic Bank	37,945	5,345,691
Five Below, Inc.(a)	10,122	1,995,350
Frontage Holdings Corp.(a)(c)(d)	2,322,700	825,671
Genpact, Ltd.	58,950	2,787,156

	Shares	Value (Note 2)
United States (continued)
Gitlab, Inc., Class A(a)	21,234	$1,049,172
Glacier Bancorp, Inc.	14,929	680,613
Global Industrial Co.	112,801	2,965,538
GQG Partners, Inc.	423,100	454,030
HealthEquity, Inc.(a)	9,000	547,650
Heska Corp.(a)	30,098	2,691,966
HubSpot, Inc.(a)	5,982	2,075,814
IDEXX Laboratories, Inc.(a)	4,070	1,955,635
JFrog, Ltd.(a)	29,424	756,491
LeMaitre Vascular, Inc.	21,297	1,004,792
Littelfuse, Inc.	20,070	5,151,768
Lululemon Athletica, Inc.(a)	5,507	1,689,988
MaxCyte, Inc.(a)	128,953	753,086
Medpace Holdings, Inc.(a)	6,789	1,500,844
Microchip Technology, Inc.	11,554	896,821
Moelis & Co., Class A	15,635	730,936
Monolithic Power Systems, Inc.	5,493	2,343,095
MSCI, Inc.	1,909	1,014,748
NV5 Global, Inc.(a)	3,983	530,894
Ollie's Bargain Outlet Holdings, Inc.(a)	26,203	1,434,876
P10, Inc., Class A	96,500	1,090,450
PagerDuty, Inc.(a)	25,195	750,559
Paycom Software, Inc.(a)	9,321	3,019,446
PJT Partners, Inc., Class A	47,252	3,781,579
Pool Corp.	8,758	3,377,172
Power Integrations, Inc.	8,248	710,070
Qualys, Inc.(a)	19,313	2,227,948
Rexford Industrial Realty, Inc.	17,246	1,094,603
Shoals Technologies Group, Inc., Class A(a)	66,242	1,847,489
Silicon Laboratories, Inc.(a)	10,691	1,677,525
SVB Financial Group(a)	10,121	3,060,995
Terreno Realty Corp.	13,918	896,737
TPG, Inc.	52,956	1,705,713
Tradeweb Markets, Inc.	10,081	751,438
WW Grainger, Inc.	2,551	1,503,763
		89,877,178

TOTAL COMMON STOCKS
(Cost $104,303,714)		106,966,756

PREFERRED STOCKS (0.58%)
United States (0.58%)
Gusto Inc Series E Preferred(a)(b)	20,595	626,088

TOTAL PREFERRED STOCKS
(Cost $625,992)		626,088

	Shares	Value (Note 2)
United States (continued)
TOTAL INVESTMENTS (99.16%)
(Cost $104,929,706)		$107,592,844

Other Assets In Excess Of Liabilities (0.84%)		914,870

NET ASSETS (100.00%)		$108,507,714

(a)	Non-Income Producing Security.
(b)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as level 3 assets. See also footnote 2 to the financial statements for additional information.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2023, these securities had a total aggregate market value of $825,671, representing 0.76% of net assets.
(d)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of January 31, 2023, the aggregate market value of these securities was $825,671, representing 0.76% of net assets.

Sector Composition (January 31, 2023) (Unaudited)
Technology	37.7%
Financials	22.6%
Health Care	16.7%
Industrials	11.6%
Consumer	10.6%
Cash, Cash Equivalents, & Other Net Assets	0.8%
Total	100%

Industry Composition (January 31, 2023) (Unaudited)
IT Services	14.7%
Software	12.5%
Capital Markets	10.4%
Banks	10.4%
Health Care Equipment & Supplies	8.4%
Life Sciences Tools & Services	7.1%
Trading Companies & Distributors	6.3%
Semiconductors & Semiconductor Equipment	5.8%
Electronic Equipment, Instruments & Components	4.7%
Distributors	3.1%
Machinery	3.1%
Specialty Retail	2.6%
Internet & Direct Marketing Retail	2.0%
Equity Real Estate Investment Trusts (REITs)	1.8%
Electrical Equipment	1.7%
Textiles, Apparel & Luxury Goods	1.6%
Multiline Retail	1.3%
Other Industries (each less than 1%)	1.7%
Cash and Other Assets, Less Liabilities	0.8%
Total	100.0%

Grandeur Peak Funds®	Notes to Quarterly Portfolio of Investments
January 31, 2023 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of multiple separate portfolios or series. This quarterly report describes the Grandeur Peak Emerging Markets Opportunities Fund, Grandeur Peak Global Contrarian Fund, Grandeur Peak Global Explorer Fund, Grandeur Peak Global Micro Cap Fund, Grandeur Peak Global Opportunities Fund, Grandeur Peak Global Reach Fund, Grandeur Peak Global Stalwarts Fund, Grandeur Peak International Opportunities Fund, Grandeur Peak International Stalwarts Fund and Grandeur Peak US Stalwarts Fund (individually a “Fund” and collectively, the “Funds”). The Funds seek long-term growth of capital. The Funds offer Investor Class (except the Grandeur Peak Global Contrarian Fund, Grandeur Peak Global Explorer Fund, Grandeur Peak Global Micro Cap Fund and Grandeur Peak US Stalwarts Fund) and Institutional Class shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The Funds are considered an investment company for financial reporting purposes under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements.

Investment Valuation: The Funds generally value their securities, including short positions, based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

Equity securities that are primarily traded on foreign securities exchanges are valued at the closing values of such securities on their respective foreign exchanges, except when an event occurs subsequent to the close of the foreign exchange and the close of the NYSE that was likely to have changed such value. In such an event, the fair value of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board of Trustees of the Trust (the “Board” or the “Trustees”). The Funds will use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of each Fund’s portfolio is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE. The Funds’ valuation procedures set forth certain triggers which instruct when to use the fair valuation model.

Corporate Bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Forward currency exchange contracts have a fair value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service.

When such prices or quotations are not available, or when Grandeur Peak Global Advisors, LLC (the “Adviser”) believes that they are unreliable, Securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Grandeur Peak Funds®	Notes to Quarterly Portfolio of Investments
January 31, 2023 (Unaudited)

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each Fund’s investments in the fair value hierarchy as of January 31, 2023:

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak Emerging Markets Opportunities Fund
Common Stocks*	426,051,766	–	–	426,051,766
Total	$426,051,766	$–	$–	$426,051,766
Other Financial Instruments**
Liabilities
United States	$–	$–	$–	$(136,992)
Total	$–	$–	$–	$(136,992)

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak Global Contrarian Fund
Common Stocks*	107,535,251	–	–	107,535,251
Total	$107,535,251	$–	$–	$107,535,251

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak Global Explorer Fund
Common Stocks*	12,644,932	–	–	12,644,932
Total	$12,644,932	$–	$–	$12,644,932

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak Global Micro Cap Fund
Common Stocks*	47,517,882	–	–	47,517,882
Total	$47,517,882	$–	$–	$47,517,882

Grandeur Peak Funds®	Notes to Quarterly Portfolio of Investments
January 31, 2023 (Unaudited)

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak Global Opportunities Fund
Common Stocks*	686,763,364	–	–	686,763,364
Preferred Stocks*	–	–	1,923,136	1,923,136
Total	$686,763,364	$–	$1,923,136	$688,686,500

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak Global Reach Fund
Common Stocks
United States	$79,174,940	$–	$1,000,000	$80,174,940
Other*	189,599,157	–	–	189,599,157
Preferred Stocks*	–	–	1,892,203	1,892,203
Total	$268,774,097	$–	$2,892,203	$271,666,300

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak Global Stalwarts Fund
Common Stocks
United States	$95,499,296	$–	$1,300,000	$96,799,296
Other*	140,673,024	–	–	140,673,024
Preferred Stocks*	–	–	1,626,978	1,626,978
Total	$236,172,320	$–	$2,926,978	$239,099,298

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak International Opportunities Fund
Common Stocks*	667,580,695	–	–	667,580,695
Total	$667,580,695	$–	$–	$667,580,695

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak International Stalwarts Fund
Common Stocks*	1,745,732,867	–	–	1,745,732,867
Total	$1,745,732,867	$–	$–	$1,745,732,867

Grandeur Peak Funds®	Notes to Quarterly Portfolio of Investments
January 31, 2023 (Unaudited)

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak US Stalwarts Fund
Common Stocks
United States	$89,177,178	$–	$700,000	$89,877,178
Other*	17,089,578	–	–	17,089,578
Preferred Stocks*	–	–	626,088	626,088
Total	$106,266,756	$–	$1,326,088	$107,592,844

*	For a detailed country breakdown, see the accompanying Portfolio of Investments.
**	Other financial instruments are derivative instruments not reflected in the Statement of Investments.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Grandeur Peak Global Opportunities Fund	Common Stock	Preferred Stocks	Total
Balance as of April 30, 2022	$1	$2,406,336	$2,406,337
Accrued discount/ premium	-	-	-
Realized Gain/(Loss)	-	-	-
Change in Unrealized Appreciation/(Depreciation)	-	(483,200)	(483,200)
Purchases	-	-	-
Sales Proceeds	-	-	-
Transfer into Level 3	-	-	-
Transfer out of Level 3	-	-	-
Balance as of January 31, 2023	$1	$1,923,136	$1,923,137
Net change in unrealized appreciation/(depreciation) included in the Statements of Operations attributable to Level 3 investments held at January 31, 2023	$-	$(483,200)	$(483,200)

Grandeur Peak Funds®	Notes to Quarterly Portfolio of Investments
January 31, 2023 (Unaudited)

Grandeur Peak Reach Fund	Common Stock	Preferred Stocks	Total
Balance as of April 30, 2022	$1,000,000	$2,121,368	$3,121,368
Accrued discount/ premium	-	-	-
Realized Gain/(Loss)	(1,808,383)	-	(1,808,383)
Change in Unrealized Appreciation/(Depreciation)	1,808,382	(229,164)	1,579,218
Purchases	-	-	-
Sales Proceeds	1	(1)	-
Transfer into Level 3	-	-	-
Transfer out of Level 3	-	-	-
Balance as of January, 2023	$1,000,000	$1,892,203	$2,892,203
Net change in unrealized appreciation/(depreciation) included in the Statements of Operations attributable to Level 3 investments held at January 31, 2023	$-	$(229,164)	$(229,164)

Grandeur Peak Global Stalwarts Fund	Common Stock	Preferred Stocks	Total
Balance as of April 30, 2022	$1,300,000	$1,748,289	$3,048,289
Accrued discount/ premium	-	-	-
Realized Gain/(Loss)	-	-	-
Change in Unrealized Appreciation/(Depreciation)	-	(121,311)	(121,311)
Purchases	-	-	-
Sales Proceeds	-	-	-
Transfer into Level 3	-	-	-
Transfer out of Level 3	-	-	-
Balance as of January 31, 2023	$1,300,000	$1,626,978	$2,926,978
Net change in unrealized appreciation/(depreciation) included in the Statements of Operations attributable to Level 3 investments held at January 31, 2023	$-	$(121,311)	$(121,311)

Grandeur Peak Funds®	Notes to Quarterly Portfolio of Investments
January 31, 2023 (Unaudited)

Grandeur Peak US Stalwarts Fund	Common Stock	Preferred Stocks	Total
Balance as of April 30, 2022	$700,000	$626,088	$1,326,088
Accrued discount/ premium	-	-	-
Realized Gain/(Loss)	-	-	-
Change in Unrealized Appreciation/(Depreciation)	-	-	-
Purchases	-	-	-
Sales Proceeds	-	-	-
Transfer into Level 3	-	-	-
Transfer out of Level 3	-	-	-
Balance as of January 31, 2023	$700,000	$626,088	$1,326,088
Net change in unrealized appreciation/(depreciation) included in the Statements of Operations attributable to Level 3 investments held at January 31, 2023	$-	$-	$-

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost which is the same basis the Fund uses for federal income tax purposes. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Funds. All of the realized and unrealized gains and losses and net investment income, are allocated daily to each class in proportion to its average daily net assets.

Short Sales: The Funds may make short sales of securities consistent with their strategies. A short sale is a transaction in which a Fund sells a security it does not own in anticipation that the market price of that security will decline.

When a Fund makes a short sale, it must borrow the security sold short and deliver it to the broker dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time that a Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent that a Fund engages in short sales, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of segregated or “earmarked” assets determined to be liquid in accordance with procedures established by the Board and that is equal to the current market value of the securities sold short, or will ensure that such positions are covered by “offsetting” positions, until the Fund replaces the borrowed security. A short sale is “against the box” to the extent that the Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short. The Fund may engage in short selling to the extent permitted by the federal securities laws and rules and interpretations thereunder. To the extent a Fund engages in short selling in foreign (non-U.S.) jurisdictions, the Fund will do so to the extent permitted by the laws and regulations of such jurisdiction.

Foreign Securities: The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Grandeur Peak Funds®	Notes to Quarterly Portfolio of Investments
January 31, 2023 (Unaudited)

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern Time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Currency Spot Contracts: The Funds may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service.

The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Epidemic and Pandemic Risk: Certain countries have been susceptible to epidemics, most recently COVID-19, which has been designated as a pandemic by world health authorities. The outbreak of such epidemics, together with any resulting restrictions on travel or quarantines imposed, could have a negative impact on the economy and business activity globally (including in the countries in which we invest), and thereby could adversely affect the performance of our investments. Furthermore, the rapid development of epidemics could preclude prediction as to their ultimate adverse impact on economic and market conditions, and, as a result, present material uncertainty and risk with respect to us and the performance of our investments.